                                                          OMB APPROVAL
                                                  OMB Number: 3235-0570
                                                  Expires: September 30, 2007
                                                  Estimated average burden
                                                  hours per response: 19.4

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file
number  811-09913

                          AIM Counselor Series Trust
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
             (Address of principal executive offices)  (Zip code)

      Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   (713) 626-1919

Date of fiscal year end:  8/31

Date of reporting period:  02/28/06

Item 1. Reports to Stockholders.

                                             AIM ADVANTAGE HEALTH SCIENCES FUND
                          Semiannual Report to Shareholders . February 28, 2006

                                 [COVER IMAGE]

                         [YOUR GOALS. OUR SOLUTIONS.]
                           - REGISTERED TRADEMARK -

                                                         [AIM INVESTMENTS LOGO]
                                                       - REGISTERED TRADEMARK -

AIM ADVANTAGE HEALTH SCIENCES FUND seeks capital growth.

..   Unless otherwise stated, information presented in this report is as of
    February 28, 2006, and is based on total net assets.

ABOUT SHARE CLASSES

..   Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts invested in Class B shares prior to September 30, 2003, will continue to be allowed to make additional purchases.

PRINCIPAL RISKS OF INVESTING IN THE FUND

..   Investing in smaller companies involves risks not associated with investing in more established companies, including business risk, significant stock price fluctuations and illiquidity.

..   Investing in a single-sector or single-region mutual fund involves greater risk and potential reward than investing in a more diversified fund.

..   The Fund is nondiversified, which increases risks as well as potential rewards.

..   Portfolio turnover is greater than that of most funds, which may affect performance.

..   The Fund seeks to participate in the initial public offering (IPO) market, and a significant portion of the Fund's returns may be attributable to IPO investments. While IPOs may significantly enhance Fund returns, there is no guarantee that the market for these securities will continue to be robust. Also, this type of security may have limited liquidity.

..   The Fund may invest 100% of its assets in the securities of non-U.S.
    issuers. International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S.companies.

..   The Fund may invest up to 15% of its assets in illiquid securities. The
    Fund's investments include securities of privately held joint venture capital companies which are considered to be illiquid. A security is considered to be illiquid if the Fund is unable to sell such security at a fair price within a reasonable amount of time. Investments in privately held joint venture capital securities are inherently risky because the markets for these companies' products may never materialize and the Fund could ultimately lose its entire investment.

..   Leveraging and short-selling, along with other hedging strategies, present higher risks, but also offer greater potential rewards. Since stock prices can rise without limit, short sales are riskier because of unlimited exposure to loss until the position is covered. The Fund, which is not a complete investment program, may not be appropriate for all investors. There is no guarantee that the Fund managers' investment strategies will help investors attain their goals. Please see the prospectus for more information about specific investment strategies and risks.

ABOUT INDEXES USED IN THIS REPORT

..   The unmanaged LIPPER HEALTH/BIOTECH FUND INDEX represents an average of the
    30 largest health and biotechnology funds tracked by Lipper Inc., an independent mutual fund performance monitor.

..   The MORGAN STANLEY HEALTH CARE PRODUCT INDEX is an equal-dollar weighted index of companies involved in the business of pharmaceuticals, including biotechnology and medical technology.

..   The unmanaged STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (the S&P 500
    --registered trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

..   The unmanaged LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX (the Lehman
    Aggregate Index), which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

..   The unmanaged MSCI WORLD INDEX is a group of global securities tracked by
    Morgan Stanley Capital International.

..   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

..   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

OTHER INFORMATION

..   The returns shown in the management's discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

..   Industry classifications used in this report are generally according to the
    Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

Continued on page 5

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

Fund NASDAQ Symbols
Class A Shares..... IAGHX
Class B Shares..... IGHBX
Class C Shares..... IGHCX

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

AIMinvestments.com

AIM ADVANTAGE HEALTH SCIENCES FUND

                   DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                   Although many concerns weighed on investors' minds
     [GRAHAM       during the six months covered by this report, stocks
      PHOTO]       posted gains for the period. The S&P 500 Index,
                   frequently cited as a benchmark for U.S. stock market performance, returned 5.92%. Results for international stocks were more impressive, with the MSCI World Index gaining 10.29%. Bonds generally did not fare as well as the Lehman Brothers U.S. Aggregate Bond Index returned -0.11%.

                      Within equity indexes, there was a good deal of
                   variation in the performance of different sectors and
ROBERT H. GRAHAM   markets. Materials outperformed other sectors of the
                   S&P 500 Index, reflecting strength in the metals mining industry. Internationally, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                      Bond performance also varied, with short- and
                   intermediate-term bonds generally faring better than their long-term counterparts. The difference between bond yields was relatively narrow across the maturity spectrum, making short-and intermediate-term bonds, which are generally perceived as safer, a more attractive investment option than long-term debt.

[WILLIAMSON        High yield bonds and emerging market debt also were
  PHOTO]           among the better-performing segments of the
                   fixed-income market.

                      A number of key developments affected markets and
                   the economy during the reporting period:

                     . Hurricane Katrina, which devastated New Orleans in August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the period, with analysts crediting the resiliency of the economy, falling gas prices and job growth for this trend.

MARK H. WILLIAMSON   .   The Federal Reserve Board (the Fed) continued
                         its tightening policy, raising the key federal funds target rate to 4.50% by the end of the reporting period. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                     . Gasoline prices, which soared to a nationwide average of slightly more than $3.08 per gallon on September 5, following Hurricane Katrina, had dropped by more than 80 cents by the end of the reporting period, according to the U.S. Energy Information Administration.

                     . The economy created 2 million new jobs in 2005 and 400,000 new jobs for the first two months of 2006, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                      For a discussion of the specific market conditions
                   that affected your Fund and how your Fund was managed during the reporting period, please turn to page 3.

                   YOUR FUND

                   Further information about the markets, your Fund and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                      We at AIM remain committed to building solutions to
                   help you meet your investment goals. We thank you for your continued participation in AIM Investments --registered trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

Sincerely,

/S/ ROBERT H. GRAHAM                  /S/ MARK H. WILLIAMSON
------------------------------------  -----------------------------------
Robert H. Graham                      Mark H. Williamson
President & Vice Chair, AIM Funds     President, A I M Advisors, Inc.

April 12, 2006

AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS. A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM ADVANTAGE HEALTH SCIENCES FUND

                  DEAR FELLOW AIM FUND SHAREHOLDERS:

                  Having completed a year of transition and change at AIM
                  Funds--as well as my first full year as your board's
    [CROCKETT     independent chair--I can assure you that shareholder
     PHOTO]       interests are at the forefront of every decision your
                  board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                  Some highlights of 2005 board activity:

BRUCE L. CROCKETT   .   Board approval of voluntary fee reductions, which
                        are saving shareholders more than $20 million annually, based on asset levels as of March 31, 2005.

                    . Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                    . Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                     In 2006, your board will continue to focus on
                  reducing costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                     The AIM Funds board is pleased to welcome our newest
                  independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who is retiring this year.

                     Your board welcomes your views. Please mail them to
                  me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

Sincerely,

/S/ BRUCE L. CROCKETT
--------------------------
Bruce L. Crockett
Independent Chair
On Behalf of the Board of
Trustees
AIM Funds

APRIL 12, 2006

AIM ADVANTAGE HEALTH SCIENCES FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE SUMMARY

Excluding applicable sales charges, AIM Advantage Health Sciences Fund posted strong gains and outperformed all of its benchmark indexes for the six-month reporting period ended February 28, 2006. The Fund outperformed the S&P 500 Index and all benchmark indexes due to strong security selection, particularly in the health care equipment and health care services industries. In addition, the Fund also benefited from strong returns from its private placements-securities issued by privately held companies.

   For long-term performance information, please see page 5.

FUND VS. INDEXES

TOTAL RETURNS, 8/31/05-2/28/06, EXCLUDING APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, RETURNS WOULD BE LOWER.

Class A Shares............................... 12.82%
Class B Shares............................... 12.44
Class C Shares............................... 12.39
S&P 500 Index
(Broad Market Index).........................  5.92
Morgan Stanley Health Care
Product Index (Style-specific Index).........  3.22
Lipper Health/Biotech Fund Index
(Peer Group Index)...........................  7.71

Source: Lipper Inc.

HOW WE INVEST

We seek health care stocks of all market capitalizations we believe are attractively priced and have the potential to benefit from long-term earnings and cash flow growth.

   We typically invest in four segments of the health care sector: pharmaceuticals, biotechnology, medical technology and health services. We look for companies that are financially healthy and, in our opinion, likely to sustain their profitability. We assess the long-term commercial potential of each company's current and prospective products, especially products that meet otherwise unfilled market segments.

   In addition, we may engage in short sales. This means borrowing a stock when we believe it is likely to decline in value, later replacing it at a lower price, allowing us to profit from the decline. We may, for example, short stocks of companies that our research suggests are facing product obsolescence.

   The Fund's investments also include securities of privately held venture capital companies considered illiquid.

PORTFOLIO COMPOSITION
By industry, based on total investments
Long and short positions
Pharmaceuticals................................... 24.7%
Health Care Equipment............................. 22.2
Biotechnology..................................... 20.6
Managed Health Care...............................  9.4
Health Care Services..............................  5.8
Industrial Conglomerates..........................  1.3
Health Care Facilities............................  1.1
Health Care Supplies..............................  0.9
Drug Retail.......................................  0.9
Health Care Distributors..........................  0.6
Life & Health Insurance...........................  0.4
Money Market Holdings............................. 12.1

TOP 10 EQUITY LONG POSITIONS*

1. Roche Holding A.G. (Switzerland)............... 5.6%
2. Novartis A.G. (Switzerland).................... 3.1
3. Pfizer Inc..................................... 2.9
4. PDL BioPharma Inc.............................. 2.6
5. Medco Health Solutions, Inc.................... 2.5
6. UnitedHealth Group Inc......................... 2.5
7. Masimo Corp.................................... 2.5
8. Mentor Corp.................................... 2.4
9. Biogen Idec Inc................................ 2.1
10. Aetna Inc..................................... 2.1

TOTAL NET ASSETS                         $163.0 million
NUMBER OF LONG HOLDINGS*................            133
NUMBER OF SHORT HOLDINGS................              6

   We seek to manage risk by generally:

  .   Limiting investments in a single stock

  .   Diversifying across industries

  . Monitoring political trends that could negatively affect a specific industry

   We may sell a holding when:

  .   We identify a more attractive investment opportunity

  .   We see a deterioration of a company's fundamentals

  .   A company fails to capitalize on a market opportunity

  .   A change in management occurs

MARKET CONDITIONS AND YOUR FUND

During the reporting period, U.S. equity market returns were generally positive as oil prices declined in part due to mild weather conditions in Europe and North America and improving global inventory levels. The estimate of fourth quarter 2005 gross domestic product (GDP) was revised upward to 1.7% from an original estimate of 1.1%. The January jobs report showed an increase of 170,000 jobs and a decrease in the unemployment rate to 4.7%, the lowest level in more than four years. Health care stocks performed fairly well as demand for medical products and services has historically remained constant. Strong stock selection in the health care equipment, pharmaceuticals and biotechnology industries helped the Fund outperform its indexes. Health care facilities stocks generally detracted from performance.

                                                                    (continued)

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*  Excluding money market fund holdings.

AIM ADVANTAGE HEALTH SCIENCES FUND

   During the period, two of the Fund's privately held medical device companies, Dexcom and Masimo Corp., were among our top contributors to performance. Dexcom, which makes monitoring systems for diabetic patients, continued to do well since its initial public offering last year as prospects increased that its product may get approved. We sold the position as the stock reached our price target. Masimo, which develops products for the noninvasive monitoring of patient vital signs, was a notable contributor as investors were encouraged by its recent victory in a court case involving patent infringement and news of an upcoming public offering.

   One of the Fund's top holdings, Roche Holding, a Swiss drug company, was also a strong contributor to our performance for the period. The company, which has very few expiring patents, reported a 17% increase in sales for the first nine months of 2005 compared to the same period for the previous year, including strong sales of its cancer drug, Avastin -- registered trademark --. Our short sale activity during the reporting period did not significantly affect the Fund. This was because the company remained one of our top performing stocks due to its significant ownership of Genentech, a biotech company that continued to see positive indications related to Avastin.

   While pharmaceuticals remained the portfolio's largest industry weighting, we increased the Fund's exposure to health care services stocks over the period. In particular, PacifiCare Health Systems, one of the nation's largest consumer health organizations with more than 3 million members, was also the leading contributor to Fund performance. This managed health care provider has benefited by raising premiums, adding new members (partly by acquiring competitors) and holding down costs. We sold the stock and took profits.

   Despite positive performance, a few holdings detracted from Fund performance. Pfizer under-performed primarily due to continuing concerns over U.S. drug stocks as well as specific concern over upcoming patent expirations on some of its major products. Although the company reduced its earnings estimates for 2005, we continued to hold the stock because of its attractive valuation. We believe the stock currently trades at a significant discount to the market and to its peer group while the company is benefiting from large cash flow and increasing cost efficiencies. NABI Biopharmaceuticals, a small biotech company, was also a performance detractor during the period. Shares of the stock declined after the company announced that its flagship product, StaphVAX--registered trademark--, had a disappointing clinical trial. We sold the stock after the announcement.

   We used leverage (approximately 15% of assets) to enhance Fund returns during the period. We borrowed through a line of credit, and our leverage strategy was a positive contributor to Fund performance. On the other hand, the effect of our participation in short selling on the Fund was not significant during the period, as our positions met with mixed success, due largely to the strong health care market.

   We maintained our exposure to foreign stocks with moderate weightings in Japan, France and Switzerland. We reduced our Japanese pharmaceutical holdings due to profit-taking, and increased our exposure to European pharmaceutical companies as we identified attractive buying opportunities in the region.

IN CLOSING

We are pleased to have provided positive returns for our investors. As always, we thank you for your continued investment in AIM Advantage Health Sciences Fund.

The views and opinions expressed in management's discussion of Fund performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

   See important Fund and index disclosures inside front cover.

[TANNER PHOTO]

Derek M. Taner, Chartered Financial Analyst, portfolio manager, is manager of
  AIM Advantage Health Sciences Fund. Mr. Taner began his investment career in 1993 with another employer, where he worked as a fixed income analyst, assistant portfolio manager and manager of a health care fund. Mr. Taner assumed his current position with AIM in 2005. He holds a B.S. in accounting and finance and an M.B.A. from the Haas School of Business at the University of California at Berkeley.

Assisted by the Global Health Care Team

                                                          [RIGHT ARROW GRAPHIC]

FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM ADVANTAGE HEALTH SCIENCES FUND

YOUR FUND'S LONG-TERM PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS

As of 2/28/06, including applicable sales charges

CLASS A SHARES
Inception (1/23/92)...............................  8.57%
10 Years..........................................  6.63
5 Years...........................................  1.99
1 Year............................................ 20.63
CLASS B SHARES
Inception (5/15/01)...............................  4.14%
1 Year............................................ 21.75
CLASS C SHARES
Inception (5/15/01)...............................  3.78%
1 Year............................................ 25.68

AVERAGE ANNUAL TOTAL RETURNS

As of 12/31/05, most recent calendar quarter-end, including applicable sales charges

CLASS A SHARES
Inception (1/23/92)...............................  7.87%
10 Years..........................................  6.52
5 Years........................................... -3.36
1 Year............................................  4.38
CLASS B SHARES
Inception (5/15/01)...............................  1.98%
1 Year............................................  4.66
CLASS C SHARES
Inception (5/15/01)...............................  1.65%
1 Year............................................  8.71

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE. PERFORMANCE FIGURES REFLECT REINVESTED DISTRIBUTIONS, CHANGES IN NET ASSET VALUE AND THE EFFECT OF THE MAXIMUM SALES CHARGE UNLESS OTHERWISE STATED. PERFORMANCE FIGURES DO NOT REFLECT DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR SALE OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

   CLASS A SHARE PERFORMANCE REFLECTS THE MAXIMUM 5.50% SALES CHARGE, AND CLASS B AND CLASS C SHARE PERFORMANCE REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE CDSC ON CLASS B SHARES DECLINES FROM 5% BEGINNING AT THE TIME OF PURCHASE TO 0% AT THE BEGINNING OF THE SEVENTH YEAR. THE CDSC ON CLASS C SHARES IS 1% FOR THE FIRST YEAR AFTER PURCHASE.

   THE PERFORMANCE OF THE FUND'S SHARE CLASSES WILL DIFFER DUE TO DIFFERENT SALES CHARGE STRUCTURES AND CLASS EXPENSES.

   HAD THE ADVISOR NOT WAIVED FEES AND/OR REIMBURSED EXPENSES, PERFORMANCE WOULD HAVE BEEN LOWER.

Continued from inside front cover

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC's Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

AIM ADVANTAGE HEALTH SCIENCES FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and
(2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005, through February 28, 2006.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended February 28, 2006, appear in the table "Fund vs. Indexes" on page 3.

   THE HYPOTHETICAL ACCOUNT VALUES AND EXPENSES MAY NOT BE USED TO ESTIMATE THE ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES YOU PAID FOR THE PERIOD. YOU MAY USE THIS INFORMATION TO COMPARE THE ONGOING COSTS OF INVESTING IN THE FUND AND
OTHER FUNDS. TO DO SO, COMPARE THIS 5% HYPOTHETICAL EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES THAT APPEAR IN THE SHAREHOLDER REPORTS OF THE OTHER FUNDS.

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                   HYPOTHETICAL
                                                    (5% ANNUAL
                                                  RETURN BEFORE
                              ACTUAL                EXPENSES)
                      ----------------------   --------------------
            BEGINNING   ENDING      EXPENSES    ENDING    EXPENSES
             ACCOUNT    ACCOUNT       PAID      ACCOUNT     PAID     ANNUALIZED
              VALUE      VALUE       DURING      VALUE     DURING     EXPENSE
            (9/01/05) (2/28/06)/1/ PERIOD/2,3/ (2/28/06) PERIOD/2,4/   RATIO
SHARE CLASS --------- -----------  ----------  --------- ----------  ----------
A.......... $1,000.00  $1,128.20     $16.28    $1,009.49   $15.38       3.09%
B..........  1,000.00   1,124.40      20.23     1,005.75    19.10       3.84
C..........  1,000.00   1,123.90      20.22     1,005.75    19.10       3.84

/1/ The actual ending account value is based on the actual total return of the Fund for the period September 1, 2005, through February 28, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended February 28, 2006, appear in the table "Fund vs. Indexes" on page 3.

/2/ Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Fees have been restated to reflect on-going expenses. The annualized expense ratios restated as if this adjustment had not been made in the most recent fiscal half year are 3.16%, 3.91% and 3.91% for Class A, B and C shares, respectively.

/3/ The actual expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $16.66, $20.60, and $20.59 for Class A, B and C shares, respectively.

/4/ The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $15.73, $19.44, and $19.44 for Class A, B and C shares, respectively.

                                                     [ARROW
                                                     BUTTON For More Information
                                                     IMAGE] AIMinvestments.com

AIM ADVANTAGE HEALTH SCIENCES FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Counselor Series Trust (the "Board") oversees the management of AIM Advantage Health Sciences Fund (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2005.

   The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

   One of the responsibilities of the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation.

   The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendations to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

..   The nature and extent of the advisory services to be provided by AIM. The
    Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

..   The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

..   The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was below the median performance of such comparable funds. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. The Board noted that AIM has recently made changes to the Fund's portfolio management team, which appear to be producing encouraging early results but need more time to be evaluated before a conclusion can be made that the changes have addressed the Fund's under-performance. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

..   The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one, three and five calendar years against the performance of the Lipper Health/Biotech Fund Index. The Board noted that the Fund's performance in such periods was below the performance of such Index. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. The Board noted that AIM has recently made changes to the Fund's portfolio management team, which appear to be producing encouraging early results but need more time to be evaluated before a conclusion can be made that the changes have addressed the Fund's under-performance. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

..   Meeting with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

..   Overall performance of AIM. The Board considered the overall performance of
    AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

..   Fees relative to those of clients of AIM with comparable investment strategies. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.

..   Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board noted that the Fund's advisory fee is structured as a fulcrum fee, with a base component and a performance adjustment component. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was above the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that none of the advisory fees for these other funds were structured as fulcrum fees. The Board noted that AIM has agreed to waive advisory fees of the Fund, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

..   The Board noted that AIM has contractually agreed to waive advisory fees to the extent necessary such that the advisory fee AIM receives does not exceed an annual base management fee of 1.25%, subject to a maximum annual performance adjustment upward or downward of 0.75%, through June 30, 2006. As a result of this waiver, the Board noted that the net advisory fees are limited to a maximum of 2.00% and a minimum of 0.50%. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until June 30, 2006. The Board considered the effect this fee waiver would have on the Fund's estimated expense and concluded that the levels of fee waivers/expense limitation for the Fund were fair and reasonable.

..   Breakpoints and economies of scale. The Board reviewed the structure of the
    Fund's advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund's advisory fee schedule. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would not reflect economies of scale.

                                                                    (CONTINUED)

AIM ADVANTAGE HEALTH SCIENCES FUND

..   Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

..   Independent written evaluation and recommendations of the Fund's Senior
    Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.

..   Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

..   Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

..   AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

..   Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

..   Other factors and current trends. In determining whether to continue the
    Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.

AIM ADVANTAGE HEALTH SCIENCES FUND

SCHEDULE OF INVESTMENTS
February 28, 2006
(Unaudited)


                                                          SHARES      VALUE
 -----------------------------------------------------------------------------
 DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-83.22%

 BIOTECHNOLOGY-25.03%
 Affymetrix, Inc./(a)/                                      16,400 $   582,364
 -----------------------------------------------------------------------------
 Altus Pharmaceuticals Inc./(a)/                            78,853   1,655,913
 -----------------------------------------------------------------------------
 Amgen Inc./(a)/                                            38,633   2,916,405
 -----------------------------------------------------------------------------
 Arena Pharmaceuticals, Inc./(a)/                           50,308     890,955
 -----------------------------------------------------------------------------
 ARIAD Pharmaceuticals, Inc./(a)/                           87,600     587,796
 -----------------------------------------------------------------------------
 Array BioPharma Inc./(a)/                                  70,802     640,758
 -----------------------------------------------------------------------------
 Biogen Idec Inc./(a)/                                      72,400   3,420,900
 -----------------------------------------------------------------------------
 Charles River Laboratories International, Inc./(a)/        32,131   1,553,534
 -----------------------------------------------------------------------------
 Coley Pharmaceutical Group, Inc./(a)(b)/                   25,800     387,000
 -----------------------------------------------------------------------------
 Cubist Pharmaceuticals, Inc./(a)/                          40,918     904,697
 -----------------------------------------------------------------------------
 DOV Pharmaceutical, Inc./(a)(b)/                           62,581   1,204,684
 -----------------------------------------------------------------------------
 Encysive Pharmaceuticals Inc./(a)/                         33,500     304,850
 -----------------------------------------------------------------------------
 Evolutionary Genomics (Acquired 09/15/97-06/25/98; Cost
  $408,490)/(a)(c)(d)(e)(f)/                             3,663,120           0
 -----------------------------------------------------------------------------
 Exelixis, Inc./(a)/                                        45,700     496,302
 -----------------------------------------------------------------------------
 Genomic Health, Inc./(a)(b)/                               48,142     721,167
 -----------------------------------------------------------------------------
 Genzyme Corp./(a)/                                         41,507   2,878,095
 -----------------------------------------------------------------------------
 Human Genome Sciences, Inc./(a)/                          104,416   1,307,288
 -----------------------------------------------------------------------------
 Idenix Pharmaceuticals Inc./(a)/                           19,559     400,373
 -----------------------------------------------------------------------------
 Immunicon Corp./(a)/                                       41,535     131,666
 -----------------------------------------------------------------------------
 Incyte Corp./(a)/                                         134,819     792,736
 -----------------------------------------------------------------------------
 InterMune, Inc./(a)(b)/                                    53,869   1,026,743
 -----------------------------------------------------------------------------
 Invitrogen Corp./(a)/                                      24,000   1,702,320
 -----------------------------------------------------------------------------
 Keryx Biopharmaceuticals, Inc./(a)/                        25,537     435,661
 -----------------------------------------------------------------------------
 Mannkind Corp./(a)(b)/                                     58,719   1,015,252
 -----------------------------------------------------------------------------
 MedImmune, Inc./(a)/                                       85,607   3,123,800
 -----------------------------------------------------------------------------
 Millennium Pharmaceuticals, Inc./(a)/                      37,696     395,054
 -----------------------------------------------------------------------------
 NPS Pharmaceuticals, Inc./(a)/                             47,787     733,053
 -----------------------------------------------------------------------------
 OSI Pharmaceuticals, Inc./(a)(b)/                          17,400     565,152
 -----------------------------------------------------------------------------
 Panacos Pharmaceuticals Inc./(a)/                          97,108     706,946
 -----------------------------------------------------------------------------
 PDL BioPharma Inc./(a)/                                   134,810   4,220,901
 -----------------------------------------------------------------------------
 Rigel Pharmaceuticals, Inc./(a)/                           16,100     152,950
 -----------------------------------------------------------------------------
 Serologicals Corp./(a)/                                    53,300   1,289,327
 -----------------------------------------------------------------------------
 Sonus Pharmaceuticals, Inc./(a)/                           82,799     476,922
 -----------------------------------------------------------------------------
 Sunesis Pharmaceuticals, Inc/(a)/                          90,500     520,375
 -----------------------------------------------------------------------------
 Tercica, Inc./(a)(b)/                                      82,300     634,533
 -----------------------------------------------------------------------------
 Theravance, Inc./(a)/                                      15,700     440,542
 -----------------------------------------------------------------------------
 TorreyPines Therapeutics, Inc (Acquired 09/15/97-
  06/25/98; Cost $202,031)/(a)(c)(d)(e)(f)/                 67,828      67,865
 -----------------------------------------------------------------------------
 Vertex Pharmaceuticals Inc./(a)/                           11,372     491,725
 -----------------------------------------------------------------------------
 ZymoGenetics, Inc./(a)/                                    45,850   1,015,119
 -----------------------------------------------------------------------------
                                                                    40,791,723
 -----------------------------------------------------------------------------

                                                          SHARES     VALUE
   --------------------------------------------------------------------------

   DRUG RETAIL-1.00%
   CVS Corp.                                               57,637 $ 1,632,856
   --------------------------------------------------------------------------

   HEALTH CARE DISTRIBUTORS-1.55%
   Cardinal Health, Inc.                                   17,643   1,280,882
   --------------------------------------------------------------------------
   PSS World Medical, Inc./(a)/                            72,523   1,253,197
   --------------------------------------------------------------------------
                                                                    2,534,079
   --------------------------------------------------------------------------

   HEALTH CARE EQUIPMENT-22.47%
   Advanced Medical Optics, Inc./(a)/                      35,256   1,568,187
   --------------------------------------------------------------------------
   ATS Medical, Inc./(a)(b)/                               77,079     211,967
   --------------------------------------------------------------------------
   Beckman Coulter, Inc.                                   12,957     699,030
   --------------------------------------------------------------------------
   Biomet, Inc.                                            41,458   1,509,071
   --------------------------------------------------------------------------
   Boston Scientific Corp./(a)/                           111,504   2,722,928
   --------------------------------------------------------------------------
   Cyberonics, Inc./(a)/                                   60,552   1,645,198
   --------------------------------------------------------------------------
   Cytyc Corp./(a)/                                        70,981   2,046,382
   --------------------------------------------------------------------------
   Dade Behring Holdings Inc.                              41,803   1,524,973
   --------------------------------------------------------------------------
   Dionex Corp./(a)/                                       23,142   1,269,802
   --------------------------------------------------------------------------
   EPIX Pharmaceuticals Inc./(a)(b)/                       20,129      87,561
   --------------------------------------------------------------------------
   Fisher Scientific International Inc./(a)/               18,000   1,226,880
   --------------------------------------------------------------------------
   FoxHollow Technologies, Inc./(a)(b)/                    48,539   1,289,196
   --------------------------------------------------------------------------
   Guidant Corp.                                           15,092   1,158,462
   --------------------------------------------------------------------------
   Intuitive Surgical, Inc./(a)/                           15,835   1,428,317
   --------------------------------------------------------------------------
   Kinetic Concepts, Inc./(a)/                             34,750   1,289,225
   --------------------------------------------------------------------------
   Mentor Corp.                                            91,915   3,956,022
   --------------------------------------------------------------------------
   NuVasive, Inc./(a)/                                     75,000   1,386,750
   --------------------------------------------------------------------------
   Respironics, Inc./(a)/                                  43,275   1,573,479
   --------------------------------------------------------------------------
   Sensys Medical, Inc. (Acquired 04/23/04;
    Cost $688)/(a)(c)(d)(e)(f)/                             1,449         145
   --------------------------------------------------------------------------
   Sensys Medical, Inc.-Wts., expiring 08/13/06 (Acquired
    10/18/01-04/23/04; Cost $239)/(c)(d)(e)(f)(g)/          4,057           0
   --------------------------------------------------------------------------
   Sensys Medical, Inc.-Wts., expiring 09/17/06 (Acquired
    10/05/01-04/23/04; Cost $96)/(c)(d)(e)(f)(g)/           1,622           0
   --------------------------------------------------------------------------
   Sensys Medical, Inc.-Wts., expiring 10/19/06 (Acquired
    11/07/01-04/23/04; Cost $96)/(c)(d)(e)(f)(g)/           1,622           0
   --------------------------------------------------------------------------
   SonoSite, Inc./(a)/                                     30,494   1,230,738
   --------------------------------------------------------------------------
   St. Jude Medical, Inc./(a)/                             38,557   1,758,199
   --------------------------------------------------------------------------
   Stryker Corp.                                           26,000   1,201,720
   --------------------------------------------------------------------------
   Thermo Electron Corp./(a)/                              49,162   1,701,988
   --------------------------------------------------------------------------
   Thoratec Corp./(a)/                                     46,500     935,580
   --------------------------------------------------------------------------
   Varian Inc./(a)/                                        20,303     810,090
   --------------------------------------------------------------------------
   Varian Medical Systems, Inc./(a)/                       22,100   1,279,148
   --------------------------------------------------------------------------
   Vnus Medical Technologies/(a)/                          31,200     266,760
   --------------------------------------------------------------------------
   Wright Medical Group, Inc./(a)/                         44,226     854,889
   --------------------------------------------------------------------------
                                                                   36,632,687
   --------------------------------------------------------------------------

AIM ADVANTAGE HEALTH SCIENCES FUND

                                                            SHARES     VALUE
-------------------------------------------------------------------------------

HEALTH CARE FACILITIES-1.32%
Kindred Healthcare, Inc./(a)/                                27,608 $   596,885
-------------------------------------------------------------------------------
LifePoint Hospitals, Inc./(a)/                               50,156   1,557,845
-------------------------------------------------------------------------------
                                                                      2,154,730
-------------------------------------------------------------------------------

HEALTH CARE SERVICES-8.07%
Allscripts Healthcare Solutions, Inc/(a)/                    66,726   1,251,113
-------------------------------------------------------------------------------
Caremark Rx, Inc./(a)/                                        1,828      90,943
-------------------------------------------------------------------------------
Eclipsys Corp./(a)/                                          59,732   1,536,307
-------------------------------------------------------------------------------
HMS Holdings Corp./(a)/                                     149,706   1,287,472
-------------------------------------------------------------------------------
Medco Health Solutions, Inc./(a)/                            73,549   4,098,150
-------------------------------------------------------------------------------
Merge Technologies Inc./(a)/                                 41,435     800,939
-------------------------------------------------------------------------------
Nighthawk Radiology Holdings, Inc./(a)/                      24,111     570,707
-------------------------------------------------------------------------------
Omnicare, Inc.                                               31,859   1,938,620
-------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                     22,599   1,572,664
-------------------------------------------------------------------------------
                                                                     13,146,915
-------------------------------------------------------------------------------

HEALTH CARE SUPPLIES-1.03%
Cooper Cos., Inc. (The)                                      18,836     988,325
-------------------------------------------------------------------------------
Immucor, Inc./(a)/                                           22,990     685,562
-------------------------------------------------------------------------------
                                                                      1,673,887
-------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES-1.47%
Tyco International Ltd.                                      93,179   2,403,086
-------------------------------------------------------------------------------

LIFE & HEALTH INSURANCE-0.47%
Universal American Financial Corp./(a)/                      50,302     762,075
-------------------------------------------------------------------------------

MANAGED HEALTH CARE-10.85%
Aetna Inc.                                                   66,538   3,393,438
-------------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/2005; Cost $966,600)/(a)(c)(d)/  71,600   1,145,600
-------------------------------------------------------------------------------
CIGNA Corp.                                                  13,744   1,687,076
-------------------------------------------------------------------------------
Coventry Health Care, Inc./(a)/                              33,789   2,014,500
-------------------------------------------------------------------------------
Health Net, Inc./(a)/                                        43,119   2,067,556
-------------------------------------------------------------------------------
Healthspring, Inc./(a)/                                      22,337     527,153
-------------------------------------------------------------------------------
UnitedHealth Group Inc.                                      69,818   4,065,502
-------------------------------------------------------------------------------
WellPoint, Inc./(a)/                                         36,259   2,784,329
-------------------------------------------------------------------------------
                                                                     17,685,154
-------------------------------------------------------------------------------

PHARMACEUTICALS-9.96%
Cypress Bioscience, Inc./(a)/                                65,902     394,094
-------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc./(a)/                      47,204   1,487,870
-------------------------------------------------------------------------------
First Horizon Pharmaceutical Corp./(a)/                      78,900   1,619,028
-------------------------------------------------------------------------------
Forest Laboratories, Inc./(a)/                               16,555     759,875
-------------------------------------------------------------------------------
Impax Laboratories, Inc./(a)/                                58,978     660,554
-------------------------------------------------------------------------------
Johnson & Johnson                                            33,370   1,923,780
-------------------------------------------------------------------------------
Medicines Co. (The)/(a)/                                     61,404   1,252,028
-------------------------------------------------------------------------------
MGI Pharma, Inc./(a)/                                        33,300     587,079
-------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc./(a)/                             54,000     813,780
-------------------------------------------------------------------------------
Pfizer Inc.                                                 181,212   4,745,942
-------------------------------------------------------------------------------
Sepracor Inc./(a)/                                           28,852   1,653,508
-------------------------------------------------------------------------------

                                                         SHARES     VALUE
  ---------------------------------------------------------------------------

  PHARMACEUTICALS-(CONTINUED)
  XenoPort, Inc./(a)/                                     17,895 $    343,942
  ---------------------------------------------------------------------------
                                                                   16,241,480
  ---------------------------------------------------------------------------
    Total Domestic Common Stocks & Other Equity
     Interests (Cost $120,023,309)                                135,658,672
  ---------------------------------------------------------------------------
  FOREIGN STOCKS & OTHER EQUITY INTERESTS-
   18.10%

  CANADA-1.13%
  Biovail Corp. (Pharmaceuticals)                         59,955    1,509,067
  ---------------------------------------------------------------------------
  Cardiome Pharma Corp. (Pharmaceuticals)/(a)/            27,700      330,461
  ---------------------------------------------------------------------------
                                                                    1,839,528
  ---------------------------------------------------------------------------

  DENMARK-0.55%
  Novo Nordisk A.S.-Class B (Pharmaceuticals)/(b)(h)/     15,100      887,654
  ---------------------------------------------------------------------------

  FRANCE-2.23%
  Ipsen S.A. (Pharmaceuticals) (Acquired 12/06/05;
   Cost $1,636,944)/(a)(c)/                               62,536    2,124,830
  ---------------------------------------------------------------------------
  Sanofi-Aventis-ADR (Pharmaceuticals)                    35,386    1,508,505
  ---------------------------------------------------------------------------
                                                                    3,633,335
  ---------------------------------------------------------------------------

  GERMANY-0.91%
  Merck KGaA (Pharmaceuticals)/(h)/                       14,865    1,487,782
  ---------------------------------------------------------------------------

  ISRAEL-1.18%
  Taro Pharmaceutical Industries Ltd.
   (Pharmaceuticals)/(a)(b)/                              69,342    1,146,223
  ---------------------------------------------------------------------------
  Teva Pharmaceutical Industries Ltd.-ADR
   (Pharmaceuticals)                                      18,379      771,734
  ---------------------------------------------------------------------------
                                                                    1,917,957
  ---------------------------------------------------------------------------

  JAPAN-2.16%
  Eisai Co., Ltd. (Pharmaceuticals)/(h)/                  50,000    2,313,076
  ---------------------------------------------------------------------------
  Shionogi & Co., Ltd. (Pharmaceuticals)/(b)(h)/          88,000    1,211,659
  ---------------------------------------------------------------------------
                                                                    3,524,735
  ---------------------------------------------------------------------------

  SWITZERLAND-8.68%
  Novartis A.G.-ADR (Pharmaceuticals)                     94,409    5,027,279
  ---------------------------------------------------------------------------
  Roche Holding A.G. (Pharmaceuticals)/(b)(h)/            61,732    9,118,770
  ---------------------------------------------------------------------------
                                                                   14,146,049
  ---------------------------------------------------------------------------

  UNITED KINGDOM-1.26%
  Shire PLC-ADR (Pharmaceuticals)                         43,225    2,056,645
  ---------------------------------------------------------------------------
    Total Foreign Stocks & Other Equity Interests
     (Cost $24,398,599)                                            29,493,685
  ---------------------------------------------------------------------------
  PREFERRED STOCKS-6.15%

  BIOTECHNOLOGY-0.14%
  Athersys Inc.-Series F, Conv. Pfd.
   (Acquired 04/17/00; Cost $5,000,000)/(a)(c)(d)(e)(f)/ 416,667      235,293
  ---------------------------------------------------------------------------
  Ingenex, Inc.-Series B, Pfd.
   (Acquired 09/27/94; Cost $600,000)/(a)(c)(d)(e)(f)/   103,055            0
  ---------------------------------------------------------------------------
                                                                      235,293
  ---------------------------------------------------------------------------

AIM ADVANTAGE HEALTH SCIENCES FUND

                                                         SHARES        VALUE
--------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS-0.78%
Locus Pharmaceuticals, Inc./(a)(c)(d)(e)(f)/
 Series C, Pfd.
 (Acquired 11/21/00; Cost $4,500,000)                    2,000,000 $    978,000
--------------------------------------------------------------------------------
 Series D, Pfd.
 (Acquired 09/06/01; Cost $2,352,940)                      588,235      287,647
--------------------------------------------------------------------------------
                                                                      1,265,647
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT-4.82%
Masimo Corp./(a)(c)(d)(e)(f)/
 Series C, Pfd.
 (Acquired 10/07/98; Cost $1,000,000)                      125,000    3,572,500
--------------------------------------------------------------------------------
 Series F, Conv. Pfd.
 (Acquired 09/14/99; Cost $174,999)                         15,909      454,679
--------------------------------------------------------------------------------
Neothermia Corp. -Series C Pfd.
 (Acquired 03/26/01; Cost $2,000,001)/(a)(c)(d)(e)(f)/   2,439,026    2,219,513
--------------------------------------------------------------------------------
Sensys Medical, Inc. -Series A-2, Pfd.
 (Acquired 02/25/98-09/30/05;
 Cost $7,627,992)/(a)(c)(d)(e)(f)(i)/                    2,173,209    1,608,175
--------------------------------------------------------------------------------
                                                                      7,854,867
--------------------------------------------------------------------------------

PHARMACEUTICALS-0.41%
BioIamgene, Inc. -Series B-2, Pfd.
 (Acquired 05/24/01; Cost $1,350,000)/(a)(c)(d)(e)(f)/      93,867       94,336
--------------------------------------------------------------------------------
Predix Pharmaceuticals Holdings, Inc./(a)(c)(d)(e)(f)/
 Series AB, Conv. Pfd.
 (Acquired 11/07/97-09/21/04; Cost $1,511,468)           1,471,072      367,768
--------------------------------------------------------------------------------
 Series C, Conv. Pfd.
 (Acquired 08/05/04; Cost $187,323)                        850,039      212,510
--------------------------------------------------------------------------------
                                                                        674,614
--------------------------------------------------------------------------------
  Total Preferred Stocks (Cost $26,304,723)                          10,030,421
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                         AMOUNT
BONDS & NOTES-0.14%

HEALTH CARE EQUIPMENT-0.14%
Sensys Medical, Inc., Sec. Notes 8.00%,
 06/30/06 (Acquired 03/16/05-06/15/05;
 Cost $222,564)/(c)(d)(e)(f)/                          $   222,564      222,564
--------------------------------------------------------------------------------

                                                         SHARES

MONEY MARKET FUND-5.16%
Premier Portfolio-Institutional Class/(j)/               8,413,075    8,413,075
--------------------------------------------------------------------------------
  Total Money Market Funds (Cost $8,413,075)                          8,413,075
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding investments
 purchased with cash collateral from securities
 loaned)-112.77% (Cost $179,362,270)                                183,818,417
--------------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH
 COLLATERAL FROM SECURITIES LOANED
 MONEY MARKET FUND-8.84%
Premier Portfolio-Institutional Class/(j)(k)/           14,414,566   14,414,566
--------------------------------------------------------------------------------
  Total Money Market Fund (purchased with cash
   collateral from securities loaned)
   (Cost $14,414,566)                                                14,414,566
--------------------------------------------------------------------------------
TOTAL INVESTMENTS-121.61% (Cost $193,776,836)                       198,232,983
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(21.61)%                              (35,226,685)
--------------------------------------------------------------------------------
NET ASSETS-100.00%                                                 $163,006,298
--------------------------------------------------------------------------------

                                                     SHARES
                                                   SOLD SHORT   VALUE
       -----------------------------------------------------------------
       COMMON STOCK SECURITIES SOLD SHORT-
        6.13%/(L)/

       BIOTECHNOLOGY-1.34%
       Celgene Corp.                                 20,000   $  760,000
       -----------------------------------------------------------------
       United Therapeutics Corp.                     23,132    1,425,856
       -----------------------------------------------------------------
                                                               2,185,856
       -----------------------------------------------------------------

       HEALTH CARE DISTRIBUTORS-1.69%
       AmerisourceBergen Corp.                       60,000    2,759,400
       -----------------------------------------------------------------

       HEALTH CARE EQUIPMENT-1.76%
       Adeza Biomedical Corp.                        53,000    1,176,600
       -----------------------------------------------------------------
       Quidel Corp.                                 150,000    1,686,000
       -----------------------------------------------------------------
                                                               2,862,600
       -----------------------------------------------------------------

       HEALTH CARE SERVICES-1.34%
       Express Scripts, Inc.                         25,000    2,181,750
       -----------------------------------------------------------------
         Total Common Stock Securities Sold Short
          (Total Proceeds $8,553,262)                         $9,989,606
       -----------------------------------------------------------------

Investment Abbreviations:
ADR- American Depositary Receipt
Conv.- Convertible
Pfd.- Preferred
Sec.- Secured
Wts.- Warrants
Notes to Schedule of Investments:
/(a)/Non-income producing security.
/(b)/All or a portion of this security has been pledged as collateral for securities lending transactions at February 28, 2006.
/(c)/Security not registered under the Securities Act of 1933, as amended
     (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2006 was $13,591,425, which represented 8.34% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
/(d)/Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at February 28, 2006 was $11,466,595, which represented 7.03% of the Fund's Net Assets.
/(e)/Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at February 28, 2006 was $10,320,995, which represented 6.33% of the Fund's Net Assets. See Note 1A.
/(f)/Security is considered venture capital. See Note 1M.
/(g)/Non-income producing security acquired as part of a unit with or in exchange for other securities.
/(h)/In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at February 28, 2006 was $15,018,941, which represented 9.21% of the Fund's Net Assets. See Note 1A.
/(i)/Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of February 28, 2006 represented 0.99% of the Fund's Net Assets. See Note 3.
/(j)/The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
/(k)/The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.
/(l)/Collateral on short sales segregated by the Fund in the amount of $10,654,978 which represents 106.66% of the value of securities sold short.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM ADVANTAGE HEALTH SCIENCES FUND

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2006
(Unaudited)

ASSETS:
Investments, at value (cost $163,321,202)*                             $173,797,167
------------------------------------------------------------------------------------
Investments in affiliates (cost $30,455,634)                             24,435,816
------------------------------------------------------------------------------------
    Total investments (cost $193,776,836)                               198,232,983
------------------------------------------------------------------------------------
Receivables for:
  Deposits with brokers for securities sold short                        10,600,075
------------------------------------------------------------------------------------
  Investments sold                                                        5,908,881
------------------------------------------------------------------------------------
  Fund shares sold                                                          609,650
------------------------------------------------------------------------------------
  Dividends and Interest                                                    147,071
------------------------------------------------------------------------------------
  Short stock rebates                                                        30,946
------------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans            57,429
------------------------------------------------------------------------------------
Other assets                                                                 16,839
------------------------------------------------------------------------------------
    Total assets                                                        215,603,874
------------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                   3,594,389
------------------------------------------------------------------------------------
  Fund shares reacquired                                                    301,115
------------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                         65,110
------------------------------------------------------------------------------------
  Collateral upon return of securities loaned                            14,414,566
------------------------------------------------------------------------------------
  Loan outstanding                                                       24,000,000
------------------------------------------------------------------------------------
  Short stock account dividends                                               1,500
------------------------------------------------------------------------------------
Securities sold short, at value (proceeds $8,553,262)                     9,989,606
------------------------------------------------------------------------------------
Accrued interest expense                                                     94,126
------------------------------------------------------------------------------------
Accrued distribution fees                                                    30,488
------------------------------------------------------------------------------------
Accrued trustees' and officer's fees and benefits                             2,547
------------------------------------------------------------------------------------
Accrued transfer agent fees                                                  53,754
------------------------------------------------------------------------------------
Accrued operating expenses                                                   50,375
------------------------------------------------------------------------------------
    Total liabilities                                                    52,597,576
------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                            $163,006,298
------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Shares of beneficial interest                                          $146,746,530
------------------------------------------------------------------------------------
Undistributed net investment income (loss)                               (1,711,496)
------------------------------------------------------------------------------------
Undistributed net realized gain from investment securities, foreign
 currencies and securities sold short                                    14,716,610
------------------------------------------------------------------------------------
Unrealized appreciation from investment securities, foreign currencies
 and securities sold short                                                3,254,654
------------------------------------------------------------------------------------
                                                                       $163,006,298
------------------------------------------------------------------------------------


NET ASSETS:
Class A                                                                 $158,959,197
------------------------------------------------------------------------------------
Class B                                                                 $  2,685,898
------------------------------------------------------------------------------------
Class C                                                                 $  1,361,203
------------------------------------------------------------------------------------
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
SHARES AUTHORIZED:
Class A                                                                    8,602,180
------------------------------------------------------------------------------------
Class B                                                                      151,620
------------------------------------------------------------------------------------
Class C                                                                       79,424
------------------------------------------------------------------------------------
Class A:
 Net asset value per share                                              $      18.48
------------------------------------------------------------------------------------
 Offering price per share:
 (Net asset value of $18.48 / 94.50%)                                   $      19.56
------------------------------------------------------------------------------------
Class B:
 Net asset value and offering price per share                           $      17.71
------------------------------------------------------------------------------------
Class C :
 Net asset value and offering price per share                           $      17.14
------------------------------------------------------------------------------------

* February 28, 2006, securities with an aggregate value of $13,805,009 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM ADVANTAGE HEALTH SCIENCES FUND

STATEMENT OF OPERATIONS
For the six months ended February 28, 2006
(Unaudited)

   INVESTMENT INCOME:
   Dividends (net of foreign withholding tax of $34,036)        $   346,084
   -------------------------------------------------------------------------
   Dividends from affiliates (includes securities lending
    income of $19,777, after compensation to counterparties of
    $159,126)                                                        89,523
   -------------------------------------------------------------------------
   Interest                                                           8,887
   -------------------------------------------------------------------------
   Short stock rebates                                              184,386
   -------------------------------------------------------------------------
      Total investment income                                       628,880
   -------------------------------------------------------------------------

   EXPENSES:
   Advisory fees                                                  1,577,425
   -------------------------------------------------------------------------
   Administrative services fees                                      24,795
   -------------------------------------------------------------------------
   Custodian fees                                                    28,253
   -------------------------------------------------------------------------
   Distribution fees:
    Class A                                                         184,238
   -------------------------------------------------------------------------
    Class B                                                           9,523
   -------------------------------------------------------------------------
    Class C                                                           3,742
   -------------------------------------------------------------------------
   Dividends on short sales                                           3,000
   -------------------------------------------------------------------------
   Interest and line of credit fees                                 559,076
   -------------------------------------------------------------------------
   Transfer agent fees                                              157,944
   -------------------------------------------------------------------------
   Trustees' and officer's fees and benefits                         10,143
   -------------------------------------------------------------------------
   Other                                                             83,217
   -------------------------------------------------------------------------
      Total expenses                                              2,641,356
   -------------------------------------------------------------------------
   Less: Fees waived, expenses reimbursed and expense offset
    arrangements                                                   (320,032)
   -------------------------------------------------------------------------
      Net expenses                                                2,321,324
   -------------------------------------------------------------------------
   Net investment income (loss)                                  (1,692,444)
   -------------------------------------------------------------------------

   REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
    SECURITIES, FOREIGN CURRENCIES AND SECURITIES SOLD SHORT
   Net realized gain (loss) from:
    Investment securities (includes gains from securities sold
      to affiliates of $62,498)                                  22,967,477
   -------------------------------------------------------------------------
    Foreign currencies                                              (91,278)
   -------------------------------------------------------------------------
    Securities sold short                                        (1,032,199)
   -------------------------------------------------------------------------
                                                                 21,844,000
   -------------------------------------------------------------------------
   Change in net unrealized appreciation (depreciation) of:
    Investment securities                                        (1,477,034)
   -------------------------------------------------------------------------
    Foreign currencies                                               16,895
   -------------------------------------------------------------------------
    Securities sold short                                          (246,959)
   -------------------------------------------------------------------------
                                                                 (1,707,098)
   -------------------------------------------------------------------------
   Net gain from investment securities, foreign currencies and
    securities sold short                                        20,136,902
   -------------------------------------------------------------------------
   Net increase in net assets resulting from operations         $18,444,458
   -------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM ADVANTAGE HEALTH SCIENCES FUND

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)

                                                    FEBRUARY 28,   AUGUST 31,
                                                        2006          2005
 ------------------------------------------------------------------------------

 OPERATIONS:
  Net investment income (loss)                      $ (1,692,444) $ (2,109,028)
 ------------------------------------------------------------------------------
  Net realized gain on investment securities,
    foreign currencies, option contracts and
    securities sold short                             21,844,000    18,251,414
 ------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) of investment securities,
    foreign currencies and securities sold short      (1,707,098)    9,376,062
 ------------------------------------------------------------------------------
    Net increase in net assets resulting from
      operations                                      18,444,458    25,518,448
 ------------------------------------------------------------------------------
 Share transactions-net:
  Class A                                            (11,398,720)  (45,297,223)
 ------------------------------------------------------------------------------
  Class B                                                794,951       606,496
 ------------------------------------------------------------------------------
  Class C                                                712,994       151,035
 ------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from share transactions               (9,890,775)  (44,539,692)
 ------------------------------------------------------------------------------
    Net increase (decrease) in net assets              8,553,683   (19,021,244)
 ------------------------------------------------------------------------------

 NET ASSETS:
  Beginning of period                                154,452,615   173,473,859
 ------------------------------------------------------------------------------
  End of period (including undistributed net
    investment income(loss) of $(1,711,496) and
    $(19,052), respectively)                        $163,006,298  $154,452,615
 ------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM ADVANTAGE HEALTH SCIENCES FUND

STATEMENT OF CASH FLOWS
For the six months ended February 28, 2006
(Unaudited)


CASH PROVIDED BY OPERATING ACTIVITIES:
  Net increase in net assets resulting from operations                                  $  18,444,458
------------------------------------------------------------------------------------------------------

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET CASH PROVIDED BY OPERATIONS:
  Purchases of investments                                                               (113,275,421)
------------------------------------------------------------------------------------------------------
  Decrease in foreign currencies                                                            2,610,191
------------------------------------------------------------------------------------------------------
  Proceeds from disposition of investments                                                131,187,558
------------------------------------------------------------------------------------------------------
  Increase in deposits with brokers for securities sold short                                 (35,649)
------------------------------------------------------------------------------------------------------
  Increase in cash collateral from securities loaned                                      (10,329,447)
------------------------------------------------------------------------------------------------------
  Increase in dividends and interest receivable                                               (27,912)
------------------------------------------------------------------------------------------------------
  Increase in other assets                                                                       (178)
------------------------------------------------------------------------------------------------------
  Increase in securities sold short                                                           178,386
------------------------------------------------------------------------------------------------------
  Increase in payable of collateral upon return of securities loaned                       10,329,447
------------------------------------------------------------------------------------------------------
  Decrease in accrued expenses and other payables                                              (1,906)
------------------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) on investment securities                           1,477,034
------------------------------------------------------------------------------------------------------
  Net realized gain on investment securities                                              (22,967,477)
------------------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                              17,589,084
------------------------------------------------------------------------------------------------------

CASH USED IN FINANCING ACTIVITIES:
  Proceeds from shares of beneficial interest sold                                          9,089,813
------------------------------------------------------------------------------------------------------
  Disbursements from shares of beneficial interest reacquired                             (19,570,670)
------------------------------------------------------------------------------------------------------
    Net cash provided by (used in) financing activities                                   (10,480,857)
------------------------------------------------------------------------------------------------------
Net increase in cash and cash equivalents                                                   7,108,227
------------------------------------------------------------------------------------------------------
Cash and cash equivalents at beginning of period                                            1,304,848
------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of period                                              $   8,413,075
------------------------------------------------------------------------------------------------------

Supplemental disclosure of cash flow information:
Cash paid during the period for interest and line of credit fees was $555,924.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM ADVANTAGE HEALTH SCIENCES FUND

NOTES TO FINANCIAL STATEMENTS
February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Advantage Health Sciences Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek capital growth.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the basis of prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.
     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM ADVANTAGE HEALTH SCIENCES FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G. CASH AND CASH EQUIVALENTS -- Cash and cash equivalents in the Statement of Cash Flows are comprised of cash and investments in affiliated money market funds for the purpose of investing daily available cash balances.
H. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds ("covered") or for which it holds no corresponding position ("not covered"). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.
     The Fund is reacquired to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received the short sales.
I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM ADVANTAGE HEALTH SCIENCES FUND

K. COVERED CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
     An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.
L. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.
M. VENTURE CAPITAL INVESTMENTS -- The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the markets for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.
N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The base management fee will be adjusted on a monthly basis by a calculated rate ("Fee Adjustment Rate") (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of the Class A shares of the Fund for the previous 12 month period ("Performance Period") exceeds the sum of 2.00% plus the investment record of the Morgan Stanley Health Care Product Index for the Performance Period, but shall be capped at 2.50% of the Fund's average daily net assets for the fiscal period, or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the Morgan Stanley Health Care Product Index for the Performance Period less 2.00% exceeds the investment performance of the Class A shares of the Fund for the Performance Period, but shall be no less than 0.50% of the average daily net assets for the fiscal period. After the Fee Adjustment Rate is determined, AIM will determine the dollar amount of additional fees or fee reductions to be accrued for each day of a month by multiplying the Fee Adjustment Rate by the average daily net assets of the Class A shares of the Fund during the Performance Period and dividing that number by the number of days in the Performance Period. The management fee, as adjusted, is accrued daily and paid monthly. AIM has contractually agreed through June 30, 2006 to waive advisory fees to the extent necessary such that the advisory fee AIM receives does not exceed an annual base management fee of 1.25%, subject to an annual maximum of 0.75% performance adjustment upward or downward, calculated in the same manner as described above. As a result of this waiver, the net advisory fees are limited to a maximum of 2.00% and a minimum of 0.50%. Further, under the terms of the advisory agreement, the Fund is not permitted to pay management fees on those assets of the Fund that are invested in other funds advised by AIM.
  For the six months ended February 28, 2006, AIM waived fees of $316,292.

AIM ADVANTAGE HEALTH SCIENCES FUND

  At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 28, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $106.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $24,795.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended February 28, 2006, the Fund paid AISI $157,944.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended February 28, 2006, the Class A, Class B and Class C shares paid $184,238, $9,523 and $3,742, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2006, ADI advised the Fund that it retained $6,829 in front-end sales commissions from the sale of Class A shares and $0, $436 and $41 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the six months ended February 28, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                             CHANGE IN
                                                                             UNREALIZED                       REALIZED
                                        VALUE     PURCHASES    PROCEEDS     APPRECIATION    VALUE    DIVIDEND   GAIN
FUND                                   08/31/05    AT COST    FROM SALES   (DEPRECIATION)  02/28/06   INCOME   (LOSS)
----------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class $1,304,848 $57,732,336 $(50,624,109)      $ --      $8,413,075 $69,746    $ --
----------------------------------------------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                               CHANGE IN
                                                                               UNREALIZED                           REALIZED
                                        VALUE     PURCHASES      PROCEEDS     APPRECIATION    VALUE      DIVIDEND     GAIN
FUND                                   08/31/05    AT COST      FROM SALES   (DEPRECIATION)  02/28/06   INCOME/(A)/  (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class $4,085,119 $113,443,725 $(103,114,278)      $ --      $14,414,566  $19,777      $ --
----------------------------------------------------------------------------------------------------------------------------

/(a)/Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended February 28, 2006

                                                                                   CHANGE IN
                                                                                   UNREALIZED
                                            VALUE     PURCHASES      PROCEEDS     APPRECIATION    VALUE     DIVIDEND  REALIZED
FUND                                       08/31/05    AT COST      FROM SALES   (DEPRECIATION)  02/28/06    INCOME  GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Sensys Medical, Inc-Series A-2, Pfd./(b)/ $1,301,846 $    306,329 $          --       $ --      $ 1,608,175 $    --     $ --
--------------------------------------------------------------------------------------------------------------------------------
Total                                     $6,691,813 $171,482,390 $(153,738,387)      $ --      $24,435,816 $89,523     $ --
--------------------------------------------------------------------------------------------------------------------------------

/(b)/Sensys Medical, Inc-Series A-1, Pfd. shares were converted into Sensys
     Medical, Inc.-Series A-2 Pfd. shares.

AIM ADVANTAGE HEALTH SCIENCES FUND

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended
February 28, 2006, the Fund engaged in securities sales of $651,058, which resulted in net realized gains of $62,498, and securities purchases of $135,680.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended February 28, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $3,634.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2006, the Fund paid legal fees of $2,683 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by JP Morgan Chase Bank. The Fund may borrow up to the lesser of (i) $250,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.06% on the unused balanced of the committed line.
  Prior to October 31, 2005 the Fund was a participant in a committed line of credit facility with a syndicate administered by JP Morgan Chase Bank. The Fund could borrow up to the lesser of (i) $255,000,000, or (ii) the limits set by the prospectus for borrowings. The Fund and the other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the commitment line.
  During the six months ended February 28, 2006, the Fund had average borrowings for the 181 days the borrowings were outstanding of $24,000,000, with a weighted average interest rate of 4.64% and interest expense of $551,207.
  Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the six months ended February 28, 2006, the Fund did not borrow or lend under the interfund lending facility.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM ADVANTAGE HEALTH SCIENCES FUND


NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.
  At February 28, 2006, securities with an aggregate value of $13,805,009 were on loan to brokers. The loans were secured by cash collateral of $14,414,566 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended February 28, 2006, the Fund received dividends on cash collateral investments of $19,777 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2005 which expires as follows:

                                         CAPITAL LOSS
                         EXPIRATION      CARRYFORWARD*
                         -----------------------------
                         August 31, 2011  $5,262,663
                         -----------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended February 28, 2006 was $115,218,750 and $136,051,634, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.
  At the request of the Trustee, AIM recovered third party research credits during the six months ended February 28, 2006, in the amount of $12,067. These research credits were recorded as realized gains.

             UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
 Investment securities                                                                     $ 27,381,024
--------------------------------------------------------------------------------------------------------
  Securities sold short                                                                         234,252
--------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
 Investment securities                                                                      (23,866,898)
--------------------------------------------------------------------------------------------------------
  Securities sold short                                                                      (1,670,596)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities                        $ (2,077,782)
--------------------------------------------------------------------------------------------------------
Cost of investments for tax purposes is $194,718,857.
Proceeds from securities sold short are the same for tax and financial statement purposes.

AIM ADVANTAGE HEALTH SCIENCES FUND

NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                        CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED             YEAR ENDED
                                                           FEBRUARY 28, 2006/(A)/        AUGUST 31, 2005
-------------------------------------------------------------------------------------------------------------
                                                            SHARES       AMOUNT       SHARES       AMOUNT
-------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    443,791  $  7,584,435     270,249  $  4,138,571
-------------------------------------------------------------------------------------------------------------
  Class B                                                     72,860     1,195,190      70,115     1,013,303
-------------------------------------------------------------------------------------------------------------
  Class C                                                     53,031       848,822      26,724       372,803
-------------------------------------------------------------------------------------------------------------
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      1,555        27,212         610         8,962
-------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,621)      (27,212)       (631)       (8,962)
-------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                 (1,139,737)  (19,010,367) (3,425,230)  (49,444,756)
-------------------------------------------------------------------------------------------------------------
  Class B                                                    (23,576)     (373,027)    (27,455)     (397,845)
-------------------------------------------------------------------------------------------------------------
  Class C                                                     (9,015)     (135,828)    (16,408)     (221,768)
-------------------------------------------------------------------------------------------------------------
                                                            (602,712) $ (9,890,775) (3,102,026) $(44,539,692)
-------------------------------------------------------------------------------------------------------------

/(a)/There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 30% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

AIM ADVANTAGE HEALTH SCIENCES FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                         CLASS A
                               -----------------------------------------------------------------------------------
                                 SIX MONTHS                                                                 NOVEMBER 1,
                                   ENDED                          YEAR ENDED AUGUST 31,                       2000 TO
                                FEBRUARY 28,     -------------------------------------------------          AUGUST 31,
                                    2006              2005         2004         2003           2002               2001
                               -                 --------------------------------------------------------
Net asset value, beginning of
 period                          $  16.38        $  13.84       $  12.89   $  11.84       $  14.57        $  24.25
---------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income (loss)       (0.19)/(a)/     (0.20)/(a)/    (0.13)     (0.00)/(b)/    (0.00)/(b)/     (0.12)/(a)(b)/
---------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on
   securities (both realized
   and unrealized)                   2.29           2.74 /(c)/      1.08       1.05          (2.77)          (6.19)
---------------------------------------------------------------------------------------------------------------------------
   Total from investment
     operations                      2.10            2.54           0.95       1.05          (2.77)          (6.31)
---------------------------------------------------------------------------------------------------------------------------
Less distributions from net
 realized gains                        --              --             --         --             --           (3.44)
---------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
 shares of beneficial interest         --              --             --         --           0.04            0.07
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period   $  18.48        $  16.38       $  13.84   $  12.89       $  11.84        $  14.57
---------------------------------------------------------------------------------------------------------------------------
Total return/(d)/                   12.82%          18.35%/(c)/     7.37%      8.87%        (18.74)%        (28.88)%
---------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)                  $158,959        $152,274       $172,318   $230,955       $275,037        $478,876
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets (including
 interest expense and/or
 dividends on short sales
 expense):
 With fee waivers and/or
   expense reimbursements            3.09%/(e)/      2.34%          1.66%      1.67%          2.35%           1.60%/(f)/
---------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or
   expense reimbursements            3.51%/(e)/      2.61%          1.93%      1.74%          2.35%           1.60%/(f)/
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets (excluding
 interest expense and/or
 dividends on short sales
 expense):
 With fee waivers and/or
   expense reimbursements            2.34%/(e)/      1.80%          1.22%      1.65%          2.33%           1.55%/(f)/
---------------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or
   expense reimbursements            2.76%/(e)/      2.07%          1.49%      1.72%          2.33%           1.55%/(f)/
---------------------------------------------------------------------------------------------------------------------------
Ratio of interest expense and
 dividends on short sales
 expense to average
 net assets/(g)/                     0.75%/(e)/      0.54%          0.44%      0.02%          0.02%           0.05%/(f)/
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average net
 assets                             (2.24)%/(e)/    (1.36)%        (0.75)%    (0.68)%        (1.52)%         (0.79)%/(f)/
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(h)/           67%            128%           116%       125%           127%            183%
---------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.09), $(0.26) and $(0.12) for the years ended August 31, 2003, 2002 and the period ended August 31, 2001, respectively.
/(c)/Net gains (losses) on securities (both realized and unrealized) per share and total return include litigation proceeds received from a class action lawsuit against Oxford Health Plans, Inc. Net gains (losses) on securities (both realized and unrealized) per share and total return excluding these proceeds would have been $2.64 and 17.63%, respectively.
/(d)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(e)/Ratios are annualized and based on average daily net assets of
     $148,612,098.
/(f)/Annualized.
/(g)/Ratio includes interest expense and fees on the committed line of credit. /(h)/Not annualized for periods less than one year.

AIM ADVANTAGE HEALTH SCIENCES FUND

                                                                     CLASS B
                               ---------------------------------------------------------------------------

                                                                                                  MAY 15, 2001
                                SIX MONTHS                                                         (DATE SALES
                                  ENDED                      YEAR ENDED AUGUST 31,                COMMENCED) TO
                               FEBRUARY 28,     ------------------------------------------         AUGUST 31,
                                   2006             2005       2004       2003         2002           2001
                               -                -------------------------------------------------
Net asset value, beginning of
 period                           $15.76        $13.41       $12.61   $11.77       $ 14.68          $14.35
-------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income (loss)      (0.24)/(a)/   (0.28)/(a)/  (0.23)   (0.22)/(b)/   (0.11)/(b)/     (0.05)/(a)(b)/
-------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on
   securities (both realized
   and unrealized)                  2.19          2.63/(c)/    1.03     1.06         (2.80)           0.38
-------------------------------------------------------------------------------------------------------------------
   Total from investment
     operations                     1.95          2.35         0.80     0.84         (2.91)           0.33
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period    $17.71        $15.76       $13.41   $12.61       $ 11.77          $14.68
-------------------------------------------------------------------------------------------------------------------
Total return/(d)/                  12.37%        17.52%/(c)/   6.34%    7.14%       (19.82)%          2.30%
-------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)                   $2,686        $1,638       $  830   $  761       $   882          $  337
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets (including
 interest expense and/or
 dividends on short sales
 expense):
 With fee waivers and/or
   expense reimbursements           3.84%/(e)/    3.01%        2.57%    3.27%         3.44%           4.14%/(f)/
-------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or
   expense reimbursements           4.26%/(e)/    3.28%        3.05%    3.33%         3.44%           4.14%/(f)/
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets (excluding
 interest expense and/or
 dividend on short sales
 expense):
 With fee waivers and/or
   expense reimbursements           3.09%/(e)/    2.47%        2.13%    3.25%         3.43%           3.74%/(f)/
-------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or
   expense reimbursements           3.51%/(e)/    2.74%        2.61%    3.31%         3.43%           3.74%/(f)/
-------------------------------------------------------------------------------------------------------------------
Ratio of interest expense and
 dividends on short sales
 expense to average
 net assets/(g)/                    0.75%/(e)/    0.54%        0.44%    0.02%         0.01%           0.40%/(f)/
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average net
 assets                            (2.99)%/(e)/  (2.03)%      (1.66)%  (2.27)%       (2.54)%         (2.68)%/(f)/
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(h)/          67%          128%         116%     125%          127%            183%
-------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.31), $(0.37) and $(0.05) for the years ended August 31, 2003, 2002 and the peiod ending August 31, 2001, respectively.
/(c)/Net gains (losses) on securities (both realized and unrealized) per share and total return include litigation proceeds received from a class action lawsuit against Oxford Health Plans, Inc. Net gains (losses) on securities (both realized and unrealized) per share and total return excluding these proceeds would have been $2.54 and 16.85%, respectively.
/(d)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(e)/Ratios are annualized and based on average daily net assets of $1,920,372. /(f)/Annualized.
/(g)/Ratio includes interest expense and fees on the committed line of credit. /(h)/Not annualized for periods less than one year.

AIM ADVANTAGE HEALTH SCIENCES FUND

                                                                     CLASS C
                               ---------------------------------------------------------------------------

                                                                                                  MAY 15, 2001
                                SIX MONTHS                                                         (DATE SALES
                                  ENDED                      YEAR ENDED AUGUST 31,                 COMMENCED)
                               FEBRUARY 28,     ------------------------------------------        TO AUGUST 31,
                                   2006             2005       2004       2003         2002           2001
                               -                -------------------------------------------------
Net asset value, beginning of
 period                           $15.25        $12.97       $12.27   $11.57       $ 14.45          $14.35
-------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income (loss)      (0.24)/(a)/   (0.28)/(a)/  (0.28)   (0.46)/(b)/   (0.13)/(b)/     (0.04)/(a)(b)/
-------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on
   securities (both realized
   and unrealized)                  2.13          2.56/(c)/    0.98     1.16         (2.75)           0.14
-------------------------------------------------------------------------------------------------------------------
   Total from investment
     operations                     1.89          2.28         0.70     0.70         (2.88)           0.10
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period    $17.14        $15.25       $12.97   $12.27       $ 11.57          $14.45
-------------------------------------------------------------------------------------------------------------------
Total return/(d)/                  12.39%        17.58%/(c)/   5.71%    6.14%       (20.00)%          0.70%
-------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)                   $1,361        $  540       $  325   $  316       $   501          $  312
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets (including
 interest expense and/or
 dividends on short sales
 expense):
 With fee waivers and/or
   expense reimbursements           3.84%/(e)/    3.01%        3.16%    4.02%         3.54%           4.51%/(f)/
-------------------------------------------------------------------------------------------------------------------
Without fee waivers and/or
 expense reimbursements             4.26%/(e)/    3.28%        4.13%    4.07%         3.54%           4.51%/(f)/
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets (excluding
 interest expense and/or
 dividends on short sales
 expense):
 With fee waivers and/or
   expense reimbursements           3.09%/(e)/    2.47%        2.72%    4.00%         3.52%           3.93%/(f)/
-------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or
   expense reimbursements           3.51%/(e)/    2.74%        3.69%    4.05%         3.52%           3.93%/(f)/
-------------------------------------------------------------------------------------------------------------------
Ratio of interest expense and
 dividends on short sales
 expense to average
 net assets/(g)/                    0.75%/(e)/    0.54%        0.44%    0.02%         0.02%           0.58%/(f)/
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average net
 assets                            (2.99)%/(e)/  (2.03)%      (2.25)%  (3.09)%       (2.63)%         (2.86)%/(f)/
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(h)/          67%          128%         116%     125%          127%            183%
-------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, which were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.55), $(0.38) and $(0.04) for the years ended August, 31, 2003, 2002 and the period ended August 31, 2001, respectively.
/(c)/Net gains (losses) on securities (both realized and unrealized) per share and total return include litigation proceeds received from a class action lawsuit against Oxford Health Plans, Inc. Net gains (losses) on securities (both realized and unrealized) per share and total return excluding these proceeds would have been $2.47 and 16.89%, respectively.
/(d)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(e)/Ratios are annualized and based on average daily net assets of $754,607. /(f)/Annualized.
/(g)/Ratio includes interest expense and fees on the committed line of credit. /(h)/Not annualized for periods less than one year.

AIM ADVANTAGE HEALTH SCIENCES FUND


NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code
(S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.
  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.
  On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.
  On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.
  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:
     . that the defendants permitted improper market timing and related activity in the AIM Funds;
     .   that certain AIM Funds inadequately employed fair value pricing;
     . that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and
     . that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.
  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on

AIM ADVANTAGE HEALTH SCIENCES FUND
behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.
  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under
Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under
Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.
  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that:
(i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA (S) 502(a)(2); (ii) plaintiff lacks standing under ERISA (S) 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP; (iv) the motion is denied as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.
  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

*    *    *    *    *    *    *    *    *    *    *    *    *    *    *    *
As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM ADVANTAGE HEALTH SCIENCES FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES    OFFICERS                                                  OFFICE OF THE FUND
Bob R. Baker         Robert H. Graham                                          11 Greenway Plaza
                     President and Principal Executive Officer                 Suite 100
Frank S. Bayley                                                                Houston, TX 77046-1173
                     Mark H. Williamson
James T. Bunch       Executive Vice President                                  INVESTMENT ADVISOR

Bruce L. Crockett    Todd L. Spillane                                          A I M Advisors, Inc.
Chair                Chief Compliance Officer                                  11 Greenway Plaza
                                                                               Suite 100
Albert R. Dowden     Russell C. Burk                                           Houston, TX 77046-1173
                     Senior Vice President and Senior Officer
Edward K. Dunn, Jr.                                                            TRANSFER AGENT
                     John M. Zerr
Jack M. Fields       Senior Vice President, Secretary and Chief Legal Officer  AIM Investment Services, Inc.
                                                                               P.O. Box 4739
Carl Frischling      Sidney M. Dilgren                                         Houston, TX 77210-4739
                     Vice President, Treasurer and Principal Financial Officer
Robert H. Graham                                                               CUSTODIAN
Vice Chair           Lisa O. Brinkley
                     Vice President                                            State Street Bank and Trust Company
Prema Mathai-Davis                                                             225 Franklin Street
                     Kevin M. Carome                                           Boston, MA 02110-2801
Lewis F. Pennock     Vice President
                                                                               COUNSEL TO THE FUND
Ruth H. Quigley      J. Philip Ferguson
                     Vice President                                            Ballard Spahr
Larry Soll                                                                     Andrews & Ingersoll, LLP
                     Karen Dunn Kelley                                         1735 Market Street, 51st Floor
Raymond Stickel, Jr. Vice President                                            Philadelphia, PA 19103-7599

Mark H. Williamson                                                             COUNSEL TO THE INDEPENDENT TRUSTEES

                                                                               Kramer, Levin, Naftalis & Frankel LLP
                                                                               1177 Avenue of the Americas
                                                                               New York, NY 10036-2714

                                                                               DISTRIBUTOR

                                                                               A I M Distributors, Inc.
                                                                               11 Greenway Plaza
                                                                               Suite 100
                                                                               Houston, TX 77046-1173

 DOMESTIC EQUITY                        SECTOR EQUITY

 AIM Basic Balanced Fund*               AIM Advantage Health Sciences Fund
 AIM Basic Value Fund                   AIM Energy Fund
 AIM Capital Development Fund           AIM Financial Services Fund
 AIM Charter Fund                       AIM Global Health Care Fund
 AIM Constellation Fund                 AIM Global Real Estate Fund
 AIM Diversified Dividend Fund          AIM Gold & Precious Metals Fund
 AIM Dynamics Fund                      AIM Leisure Fund
 AIM Large Cap Basic Value Fund         AIM Multi-Sector Fund
 AIM Large Cap Growth Fund              AIM Real Estate Fund/1/
 AIM Mid Cap Basic Value Fund           AIM Technology Fund
 AIM Mid Cap Core Equity Fund/1/        AIM Utilities Fund
 AIM Opportunities I Fund
 AIM Opportunities II Fund                          FIXED INCOME
 AIM Opportunities III Fund
 AIM S&P 500 Index Fund                 TAXABLE
 AIM Select Equity Fund
 AIM Small Cap Equity Fund              AIM Enhanced Short-Term Bond Fund
 AIM Small Cap Growth Fund              AIM Floating Rate Fund
 AIM Structured Core Fund               AIM High Yield Fund
 AIM Structured Growth Fund             AIM Income Fund
 AIM Structured Value Fund              AIM Intermediate Government Fund
 AIM Summit Fund                        AIM International Bond Fund
 AIM Trimark Endeavor Fund              AIM Limited Maturity Treasury Fund
 AIM Trimark Small Companies Fund       AIM Money Market Fund
                                        AIM Short Term Bond Fund
 * Domestic equity and income fund      AIM Total Return Bond Fund
                                        Premier Portfolio
 INTERNATIONAL/GLOBAL EQUITY            Premier U.S. Government Money
                                        Portfolio
 AIM Asia Pacific Growth Fund
 AIM China Fund                         TAX-FREE
 AIM Developing Markets Fund
 AIM European Growth Fund               AIM High Income Municipal Fund/1/
 AIM European Small Company Fund/1/     AIM Municipal Bond Fund
 AIM Global Aggressive Growth Fund      AIM Tax-Exempt Cash Fund
 AIM Global Equity Fund                 AIM Tax-Free Intermediate Fund
 AIM Global Growth Fund                 Premier Tax-Exempt Portfolio
 AIM Global Value Fund
 AIM Japan Fund                         AIM ALLOCATION SOLUTIONS
 AIM International Core Equity Fund
 AIM International Growth Fund          AIM Conservative Allocation Fund
 AIM International Small Company        AIM Growth Allocation Fund/2/
 Fund/1/                                AIM Moderate Allocation Fund
 AIM Trimark Fund                       AIM Moderate Growth Allocation Fund
                                        AIM Moderately Conservative
                                        Allocation Fund

                                        DIVERSIFIED PORTFOLIOS

                                        AIM Income Allocation Fund
                                        AIM International Allocation Fund

/1/ This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

/2/ Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   Shareholders approved the reorganization of the following funds to be effective on or about March 27, 2006: AIM Aggressive Growth Fund into AIM Constellation Fund, AIM Weingarten Fund into AIM Constellation Fund and AIM Blue Chip Fund into AIM Large Cap Growth Fund.

   Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

   If used after June 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M MANAGEMENT GROUP INC. HAS PROVIDED LEADERSHIP IN THE INVESTMENT MANAGEMENT INDUSTRY SINCE 1976 AND MANAGES $128 BILLION IN ASSETS. AIM IS A SUBSIDIARY OF AMVESCAP PLC, ONE OF THE WORLD'S LARGEST INDEPENDENT FINANCIAL SERVICES COMPANIES WITH $386 BILLION IN ASSETS UNDER MANAGEMENT. DATA AS OF DECEMBER 31, 2005.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.

AIMinvestments.com        I-AHS-SAR-1               A I M Distributors, Inc.

                         [YOUR GOALS. OUR SOLUTIONS.]
                           - REGISTERED TRADEMARK -

Mutual   Retirement  Annuities   College    Separately  Offshore    Cash
Funds    Products                Savings    Managed     Products    Management
                                 Plans      Accounts

                                                         [AIM INVESTMENTS LOGO]
                                                       - REGISTERED TRADEMARK -

                                                           AIM MULTI-SECTOR FUND
                           Semiannual Report to Shareholders . February 28, 2006

                                  [COVER IMAGE]

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

AIM MULTI-SECTOR FUND SEEKS CAPITAL GROWTH.

.. Unless otherwise stated, information presented in this report is as of February 28, 2006, and is based on total net assets.

ABOUT SHARE CLASSES

.. Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that had existing accounts invested in Class B shares prior to September 30, 2003, will continue to be allowed to make additional purchases.

PRINCIPAL RISKS OF INVESTING IN THE FUND

.. Investing in smaller companies involves risks not associated with investing in more established companies, including business risk, significant stock price fluctuations and illiquidity.

.. The Fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

.. Investing in a mutual fund with a higher concentration of sectors involves greater risks and potential rewards than investing in a more diversified fund.

ABOUT INDEXES USED IN THIS REPORT

.. The unmanaged LIPPER MULTI-CAP CORE FUND INDEX represents an average of the performance of the 30 largest multi-capitalization core funds tracked by Lipper Inc., an independent mutual fund performance monitor.

.. The unmanaged STANDARD & POOR'S COMPOSITE INDEX OF 500 STOCKS (the S&P 500 -- REGISTERED TRADEMARK-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

.. The unmanaged LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX (the Lehman Aggregate), which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

.. The unmanaged MSCI WORLD INDEX is a group of global securities tracked by Morgan Stanley Capital International.

.. A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

.. The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

OTHER INFORMATION

.. The returns shown in management's discussion of Fund performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

.. Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC's Web site at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

FUND NASDAQ SYMBOLS

Class A Shares        IAMSX

Class B Shares        IBMSX

Class C Shares        ICMSX

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE
AIMINVESTMENTS.COM

AIM MULTI-SECTOR FUND

[GRAHAM PHOTO]           DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                         Although many concerns weighed on investors' minds during the six months covered by this report, stocks posted gains for the period. The S&P 500 Index, frequently cited as a benchmark for U.S. stock market performance, returned 5.92%. Results for international stocks were more impressive, with the MSCI World Index gaining 10.29%. Bonds generally did not fare as well as the Lehman Aggregate Index returned -0.11%.

ROBERT H. GRAHAM           Within equity indexes, there was a good deal of
                         variation in the performance of different sectors and markets. Materials outperformed other sectors of the S&P 500 Index, reflecting strength in the metals mining industry. Internationally, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

[WILLIAMSON PHOTO]         Bond performance also varied, with short- and
                         intermediate-term bonds generally faring better than their long-term counterparts. The difference between bond yields was relatively narrow across the maturity spectrum, making short- and intermediate-term bonds, which are generally perceived as safer, a more attractive investment option than long-term debt. High yield bonds and emerging market debt also were among the better-performing segments of the fixed-income market.

MARK H. WILLIAMSON         A number of key developments affected markets and
                         the economy during the reporting period:

                         . Hurricane Katrina, which devastated New Orleans in August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumerconfidence rebounded toward the end of the period,with analysts crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                         . The Federal Reserve Board (the Fed) continued its tightening policy, raising the key federal funds target rate to 4.50% by the end of the reporting period. Many analysts believed that the central bank was near the end of its tight- ening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                         . Gasoline prices, which soared to a nationwide average of slightly more than $3.08 per gallon on September 5 fol- lowing Hurricane Katrina, had dropped by more than 80 cents by the end of the reporting period, according to the U.S. Energy Information Administration.

                         . The economy created 2 million new jobs in 2005 and 400,000 new jobs for the first two months of 2006, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                           For a discussion of the specific market conditions
                         that affected your Fund and how your Fund was managed during the reporting period, please turn to page 3.

                         YOUR FUND

                         Further information about the markets, your Fund and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                           We at AIM remain committed to building solutions to
                         help you meet your investment goals. We thank you for your continued participation in AIM Investments --REGISTERED TRADEMARK-- . If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

                         Sincerely,

                         /s/ ROBERT H. GRAHAM             /s/ MARK H. WILLIAMSON

                         Robert H. Graham                 Mark H. Williamson
                         President & Vice Chair,          President, A I M
                         AIM Funds                        Advisors, Inc.

                         APRIL 12, 2006

                         AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS. A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM MULTI-SECTOR FUND

[CROCKETT PHOTO]         DEAR FELLOW AIM FUND SHAREHOLDERS:

                         Having completed a year of transition and change at AIM Funds--as well as my first full year as your board's independent chair--I can assure you that shareholder interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

BRUCE L. CROCKETT        Some highlights of 2005 board activity:

                         . Board approval of voluntary fee reductions, which
                           are saving shareholders more than $20 million annually, based on asset levels as of March 31, 2005.

                         . Board approval for the merger of 14 funds into other
                           AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                         . Board approval for portfolio management changes at
                           11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                           In 2006, your board will continue to focus on
                         reducing costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                           The AIM Funds board is pleased to welcome our newest
                         independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who is retiring this year.

                           Your board welcomes your views. Please mail them to
                         me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                         Sincerely,

                         /s/ BRUCE L. CROCKETT

                         Bruce L. Crockett
                         Independent Chair
                         On Behalf of the Board of Trustees
                         AIM Funds

                         APRIL 12, 2006

AIM MULTI-SECTOR FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

PERFORMANCE SUMMARY

We are pleased to report that for the six months ended February 28, 2006, AIM Multi-Sector Fund delivered positive returns to shareholders. Excluding applicable sales charges, the Fund outperformed the S&P 500 Index, which consists of 10 sectors. We attribute the Fund's outperformance relative to its index due to strong security selection, particularly in the health care and information technology sectors.

  For long-term performance, see page 5.

FUND VS. INDEXES

TOTAL RETURNS, 8/31/05-2/28/06, EXCLUDING APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, RETURNS WOULD BE LOWER.

Class A Shares                                                   7.53%

Class B Shares                                                   7.19

Class C Shares                                                   7.19

S&P 500 Index (Broad Market and Style-Specific Index)            5.92

Lipper Multi-Cap Core Fund Index
(Peer Group Index)                                               7.24
SOURCE: LIPPER INC.

HOW WE INVEST

Your Fund invests in stocks from five market sectors: energy, financial services, health care, information technology and "leisure" (represented by the consumer discretionary sector). Fund assets are divided approximately equally among securities of companies in each sector to provide diversification. Fund managers act independently, creating portfolios for each sector that are applications of their favored ideas in existing AIM sector funds.

     Managers use fundamental and quantitative analysis to identify market leading companies with competitive positioning and strong anticipated growth relative to its peers. They focus on companies that exhibit strong return on capital, cash flow, sustainable growth, and superior business strategies that make them market leaders.

     In the resulting portfolios, each sector has approximately 20 to 25 holdings. The Fund is rebalanced annually at fiscal year-end to return the sectors to their approximate equal weightings.

     Fund managers consider selling a stock when they see:

.. Fundamental deterioration in the company

.. More attractive investment opportunities

.. Inability of the company to capitalize on market opportunity

.. Questionable change in management's strategic direction

MARKET CONDITIONS AND YOUR FUND

During the reporting period, U.S. equity market returns were generally positive as oil prices declined in part due to the mild weather conditions in Europe and North America and improving global inventory levels. The estimate of fourth quarter 2005 gross domestic product (GDP) was revised upward to 1.7% during February from an original estimate of 1.1%. The January jobs report released during the month showed an increase of 170,000 jobs and a decrease in the unemployment rate to 4.7%, the lowest level in more than four years. Against this backdrop, all five sectors delivered positive returns; however, only the financial services sector outperformed the S&P 500 Index. The table on page 4 shows the performance of these sectors of the S&P 500 Index.

   Relative to the S&P 500 Index, our stock selection in information technology provided the highest returns. Technology stocks began their rally in mid October after a slower than usual start. The rally was led by consumer-related technology companies, which included Internet-related and consumer electronic companies. GOOGLE and APPLE COMPUTER were among the Fund's top performing stocks during the period. Apple has been the strongest performer in the consumer electronics area, due in large part to the phenomenal success of the company's iPod--REGISTERED TRADEMARK--device and iTunes music store. We sold both stocks and took profits.

   Within health care, our stock selections in managed health care also posted strong returns.

                                                                     (CONTINUED)

PORTFOLIO COMPOSITION                 TOP 5 INDUSTRIES*                          TOTAL NET ASSETS                    $413.6 MILLION
By sector                                                                        TOTAL NUMBER OF HOLDINGS*                      118
                                                                                 TOP 10 EQUITY HOLDINGS*
Financials                     19.3%    1. Pharmaceuticals                  6.4%  1. Harrah's Entertainment, Inc.              2.0%
Energy                         19.0     2. Integrated Oil & Gas             6.2   2. Omnicom Group Inc.                        1.9
Information Technology         19.0     3. Communications Equipment         5.4   3. News Corp.-Class A                        1.2
Consumer Discretionary         16.5     4. Hotels, Resorts & Cruise Lines   5.2   4. Citigroup Inc.                            1.2
Health Care                    17.7     5. Oil & Gas Equipment & Services   4.0   5. Broadcom Corp.                            1.2
Telecommunication Services      0.9                                               6. Groupe Bruxelles Lambert S.A.
Consumer Staples                0.5                                                 (Belgium)                                  1.2
Industrials                     0.5                                               7. Lam Research Corp.                        1.2
Money Market Funds Plus                                                           8. Murphy Oil Corp.                          1.2
 Other Assets Less Liabilities  6.6                                               9. Fannie Mae                                1.1
                                                                                 10. JPMorgan Chase & Co.                      1.1

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

AIM MULTI-SECTOR FUND

     PACIFICARE HEALTH SYSTEMS, one of the nation's largest consumer health organizations with more than three million members, was also among the leading contributors to Fund performance. This managed health care provider has benefited by raising premiums, adding new members (partly by acquiring competitors) and holding down costs. We sold the stock and took profits.

     During the period, all the industries and sub-industries within the financials sector generally posted gains in anticipation of a widely expected halt in interest rate increases in 2006. Although the financials sector was a top performer within the S&P 500 Index, our stock selections within the sector performed in line with the benchmark. JPMORGAN CHASE & CO., one of the top three bank holding companies in the U.S., was the most notable contributor to performance. The company has been focused on improving financial performance since merging with Bank One in mid-2004.

     The consumer discretionary sector struggled during the period and was the weakest sector in the S&P 500 Index. In particular, publishing and broadcasting stocks struggled as investors were concerned that broadcast advertising revenues might weaken, given economic uncertainty and a shift from traditional advertising to online advertising. CABLEVISION SYSTEMS was one of the key detractors to Fund performance. Shares of Cablevision declined after the Dolan family dropped its offer to take Cablevision's cable business private and spin off its programming assets to shareholders. Despite the underperformance during the quarter, we continue to believe that Cablevision operates some of the most attractive cable assets in the country. Moreover, the company is planning to pay shareholders a $3 billion special dividend. Despite being overweight in consumer discretionary stocks versus the index, our stock selection in this sector generally fared better than those of the index.

     While energy was also one of the weakest performing sectors in the S&P 500 Index, our stock selection and overweight position relative to the index helped us outperform the benchmark. However, some fund holdings underper-formed, in particular, MURPHY OIL struggled during the period largely because its newly drilled wells proved unproductive. Nonetheless, we remain confident about the company, as it continues to execute its business plan. Moreover, we believe the company is likely to continue to offer an increasing production profile through the end of the decade.

     Consistent with our investment discipline, the Fund invests primarily in five market sectors: energy, financials, health care, information technology and "leisure" (represented by the consumer discretionary sector). During the period, the industrials, consumer staples, materials and telecommunication services sectors posted solid gains. Given our mandate, our lack of exposure in those sectors detracted from our relative performance.

IN CLOSING

By relying on the expertise of five Fund managers who invest in five distinct areas of the market--areas that are not highly correlated with one another--we were able to provide shareholders with index-beating returns for the reporting period. As always, we thank you for your continued participation in AIM Multi-Sector Fund.

THE VIEWS AND OPINIONS EXPRESSED IN MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE ARE THOSE OF A I M ADVISORS, INC. THESE VIEWS AND OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE VIEWS AND OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR RECOMMENDATIONS, OR AS AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT A I M ADVISORS, INC. MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

          See important Fund and index disclosures inside front cover.

[GREENBERG PHOTO]        MARK D. GREENBERG, Chartered Financial Analyst,senior
                         portfolio manager, is co-manager of AIM Multi-Sector
                         Fund. Mr. Greenberg began his career in the investment industry in 1980, and media and entertainment stocks became his focus in 1983. He joined the Fund's advisor in 1996. Mr. Greenberg attended City University in
                         London, England, and received his B.S.B.A. in economics with a specialization in finance from Marquette
                         University.

KEITHLER [PHOTO]         WILLIAM R. KEITHLER, Chartered Financial Analyst,
                         senior portfolio manager, is co-manager of AIM
                         Multi-Sector Fund. He began his career in the investment industry in 1982 and joined the Fund's advisor in 1986, where he managed several funds for the company until 1993. He rejoined the firm in 1998. Mr.
                         Keithler has a B.A. from Webster College in St. Louis, and an M.A. in finance from the University of Wisconsin-Madison.

[SEGNER PHOTO]           JOHN S. SEGNER, senior portfolio manager, is co-manager
                         of AIM Multi-Sector Fund. He has more than 20 years of experience in the energy and investment industries.
                         Before joining the Fund's advisor in 1997, he was managing director and principal with an investment management company that focused exclusively on publicly-traded energy stocks. Mr. Segner holds a B.S.
                         in civil engineering from the University of Alabama and an M.B.A. with a concentration in finance from The
                         University of Texas at Austin.

SIMON PHOTO]             MICHAEL J. SIMON, Chartered Financial Analyst, senior
                         portfolio manager, is co-manager of AIM Multi-Sector
                         Fund. He started his investment industry career in 1989 and joined AIM in 2001. Mr. Simon received his B.B.A.
                         in finance from Texas Christian University and his M.B.A. from the University of Chicago.

[TANER PHOTO]            DEREK M. TANER, Chartered Financial Analyst, portfolio
                         manager, is co-manager of AIM Multi-Sector Fund. Mr.
                         Taner began his investment career in 1993 with another employer, where he worked as a fixed income analyst, assistant portfolio manager and manager of a health care fund. Mr. Taner assumed his current position with AIM in 2005. He holds a B.S. in accounting and an M.B.A. from the Haas School of Business at the University of California at Berkeley.

                              [RIGHT ARROW GRAPHIC]

FOR A PRESENTATION OF YOUR FUND'S LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

S&P 500 INDEX WEIGHTINGS, RETURNS AND PERFORMANCE SUMMARIES

By selected sectors,                                             8/31/05-2/28/06

SECTOR                        WEIGHTINGS        RETURN

Consumer Discretionary

("Leisure")                       10.37%         0.71%

Energy                             9.49          3.12

Financials                        21.20         12.44

Health Care                       13.33          3.26

Information Technology            15.35          3.69

SOURCE: LIPPER INC.

AIM MULTI-SECTOR FUND

YOUR FUND'S LONG-TERM PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS

As of 2/28/06, including applicable sales charges

CLASS A SHARES
Inception (9/3/02)                        17.20%
   1 Year                                 10.27
CLASS B SHARES
Inception (9/3/02)                        17.72%
   1 Year                                 10.92

CLASS C SHARES
Inception (9/3/02)                        18.28%
   1 Year                                 14.92

AVERAGE ANNUAL TOTAL RETURNS
As of 12/31/05, most recent calendar quarter-end, including applicable sales charges

CLASS A SHARES
Inception (9/3/02)                        16.87%
   1 Year                                  9.34

CLASS B SHARES
Inception (9/3/02)                        17.43%
   1 Year                                  9.93

CLASS C SHARES
Inception (9/3/02)                        18.03%
   1 Year                                 13.94

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase.

     The performance of the Fund's share classes will differ due to different sales charge structures and class expenses.

     Had the advisor not waived fees and/or reimbursed expenses in the past, performance would have been lower.

AIM MULTI-SECTOR FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments: contingent deferred sales charges on redemptions: and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005, through February 28, 2006.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table,together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended February 28, 2006, appear in the table "Fund vs. Indexes" on page 3.

     THE HYPOTHETICAL ACCOUNT VALUES AND EXPENSES MAY NOT BE USED TO ESTIMATE THE ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES YOU PAID FOR THE PERIOD. YOU MAY USE THIS INFORMATION TO COMPARE THE ONGOING COSTS OF INVESTING IN THE FUND AND OTHER FUNDS. TO DO SO, COMPARE THIS 5% HYPOTHETICAL EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES THAT APPEAR IN THE SHAREHOLDER REPORTS OF THE OTHER FUNDS.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               ACTUAL                           HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

             BEGINNING ACCOUNT    ENDING ACCOUNT       EXPENSES    ENDING ACCOUNT      EXPENSES       ANNUALIZED
                   VALUE              VALUE          PAID DURING        VALUE         PAID DURING       EXPENSE
FUND             (9/1/05)          (2/28/06)/1/        PERIOD/2/      (2/28/06)         PERIOD/2/        RATIO
  A             $ 1,000.00          $ 1,075.30          $ 6.59       $ 1,018.45          $ 6.41           1.28%
  B               1,000.00            1,071.90           10.43         1,014.73           10.14           2.03
  C               1,000.00            1,071.90           10.43         1,014.73           10.14           2.03

/1/ The actual ending account value is based on the actual total return of the Fund for the period September 1, 2005, through February 28, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended February 28, 2006, appear in the table "Fund vs. Indexes" on page 3.

/2/ Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

                                           [ARROW
                                           BUTTON    For More Information Visit
                                           IMAGE]    AIMINVESTMENTS.COM

AIM MULTI-SECTOR FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Counselor Series Trust (the "Board") oversees the management of AIM Multi-Sector Fund (the "Fund") and, as required by law, determines annually whether to approve the continuance of the Fund's advisory agreement with A I M Advisors, Inc. ("AIM"). Based upon the recommendation of the Investments Committee of the Board at a meeting held on June 30, 2005, the Board, including all of the independent trustees, approved the continuance of the advisory agreement (the "Advisory Agreement") between the Fund and AIM for another year, effective July 1, 2005.

     The Board considered the factors discussed below in evaluating the fairness and reasonableness of the Advisory Agreement at the meeting on June 30, 2005 and as part of the Board's ongoing oversight of the Fund. In their deliberations, the Board and the independent trustees did not identify any particular factor that was controlling, and each trustee attributed different weights to the various factors.

     One of the responsibilities of the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, is to manage the process by which the Fund's proposed management fees are negotiated to ensure that they are negotiated in a manner which is at arm's length and reasonable. To that end, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer has recommended an independent written evaluation in lieu of a competitive bidding process and, upon the direction of the Board, has prepared such an independent written evaluation. Such written evaluation also considered certain of the factors discussed below. In addition, as discussed below, the Senior Officer made certain recommendations to the Board in connection with such written evaluation.

     The discussion below serves as a summary of the Senior Officer's independent written evaluation and recommendations to the Board in connection therewith, as well as a discussion of the material factors and the conclusions with respect thereto that formed the basis for the Board's approval of the Advisory Agreement. After consideration of all of the factors below and based on its informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to AIM under the Advisory Agreement is fair and reasonable and would have been obtained through arm's length negotiations.

.. The nature and extent of the advisory services to be provided by AIM. The Board reviewed the services to be provided by AIM under the Advisory Agreement. Based on such review, the Board concluded that the range of services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

.. The quality of services to be provided by AIM. The Board reviewed the credentials and experience of the officers and employees of AIM who will provide investment advisory services to the Fund. In reviewing the qualifications of AIM to provide investment advisory services, the Board reviewed the qualifications of AIM's investment personnel and considered such issues as AIM's portfolio and product review process, various back office support functions provided by AIM and AIM's equity and fixed income trading operations. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by AIM was appropriate and that AIM currently is providing satisfactory services in accordance with the terms of the Advisory Agreement.

.. The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one and two calendar years against the performance of funds advised by other advisors with investment strategies comparable to those of the Fund. The Board noted that the Fund's performance in such periods was above the median performance of such comparable funds. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. The performance of the Fund relative to indices. The Board reviewed the performance of the Fund during the past one and two calendar years against the performance of the Lipper Multi-Cap Core Index. The Board noted that the Fund's performance for the two year period was comparable to the performance of such Index and was above the Index performance for the one year period. The Board also noted that AIM began serving as investment advisor to the Fund in November 2003. Based on this review, the Board concluded that no changes should be made to the Fund and that it was not necessary to change the Fund's portfolio management team at this time.

.. Meeting with the Fund's portfolio managers and investment personnel. With respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the Advisory Agreement.

.. Overall performance of AIM. The Board considered the overall performance of AIM in providing investment advisory and portfolio administrative services to the Fund and concluded that such performance was satisfactory.

.. Fees relative to those of clients of AIM with comparable investment strategies. The Board noted that AIM does not serve as an advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.

.. Fees relative to those of comparable funds with other advisors. The Board reviewed the advisory fee rate for the Fund under the Advisory Agreement. The Board compared effective contractual advisory fee rates at a common asset level and noted that the Fund's rate was below the median rate of the funds advised by other advisors with investment strategies comparable to those of the Fund that the Board reviewed. The Board noted that AIM has agreed to waive advisory fees of the Fund and to limit the Fund's total operating expenses, as discussed below. Based on this review, the Board concluded that the advisory fee rate for the Fund under the Advisory Agreement was fair and reasonable.

.. Expense limitations and fee waivers. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board considered the contractual nature of this fee waiver and noted that it remains in effect until December 31, 2009. The Board noted that AIM has contractually agreed to waive fees and/or limit expenses of the Fund through August 31, 2005 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the contractual nature of this fee waiver/expense limitation and noted that it remains in effect until August 31, 2005. The Board considered the effect these fee waivers/expense limitations would have on the Fund's estimated expenses and concluded that the levels of fee waivers/expense limitations for the Fund were fair and reasonable.

.. Breakpoints and economies of scale. The Board reviewed the structure of the Fund's advisory fee under the Advisory Agreement, noting that it does not include any breakpoints. The Board considered whether it would be appropriate to add advisory fee breakpoints for the Fund or whether, due to the nature of the Fund and the advisory fee structures of comparable funds, it was reasonable to structure the advisory fee without breakpoints. Based on this review, the Board concluded that it was not necessary to add advisory fee breakpoints to the Fund's advisory fee schedule. The Board reviewed the level of the Fund's advisory fees, and noted that such fees, as a percentage of the Fund's net assets, would remain constant under the Advisory Agreement because the Advisory Agreement does not include any breakpoints. The Board noted that AIM has contractually agreed to waive advisory fees of the Fund through December 31, 2009 to the extent necessary so that the advisory fees payable by the Fund do not exceed a specified maximum advisory fee rate, which maximum rate includes breakpoints and is based on net asset levels. The Board concluded that the Fund's fee levels under the Advisory Agreement therefore would not reflect economies of scale, although the advisory fee waiver reflects economies of scale.

                                                                     (CONTINUED)
                                        7

AIM MULTI-SECTOR FUND

.. Investments in affiliated money market funds. The Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Fund may be invested in money market funds advised by AIM pursuant to the terms of an SEC exemptive order. The Board found that the Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board noted that, to the extent the Fund invests in affiliated money market funds, AIM has voluntarily agreed to waive a portion of the advisory fees it receives from the Fund attributable to such investment. The Board further determined that the proposed securities lending program and related procedures with respect to the lending Fund is in the best interests of the lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of the lending Fund and its respective shareholders.

.. Independent written evaluation and recommendations of the Fund's Senior Officer. The Board noted that, upon their direction, the Senior Officer of the Fund, who is independent of AIM and AIM's affiliates, had prepared an independent written evaluation in order to assist the Board in determining the reasonableness of the proposed management fees of the AIM Funds, including the Fund. The Board noted that the Senior Officer's written evaluation had been relied upon by the Board in this regard in lieu of a competitive bidding process. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the Senior Officer's written evaluation and the recommendation made by the Senior Officer to the Board that the Board consider implementing a process to assist them in more closely monitoring the performance of the AIM Funds. The Board concluded that it would be advisable to implement such a process as soon as reasonably practicable.

.. Profitability of AIM and its affiliates. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board considered the overall profitability of AIM, as well as the profitability of AIM in connection with managing the Fund. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability. Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under its Advisory Agreement was not excessive.

.. Benefits of soft dollars to AIM. The Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

.. AIM's financial soundness in light of the Fund's needs. The Board considered whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

.. Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

.. Other factors and current trends. In determining whether to continue the Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.

SUPPLEMENT TO SEMI ANNUAL REPORT DATED 2/28/06

AIM MULTI-SECTOR FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 2/28/06

Inception (5/3/04)                      17.85%
  1 Year                                17.27
  6 Months*                              7.77

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 12/31/05, most recent
calendar quarter-end

Inception (5/3/04)                      17.21%
  1 Year                                16.28
  6 Months*                             10.54

*Cumulative total return that has not been annualized

INSTITUTIONAL CLASS SHARES HAVE NO SALES CHARGE; THEREFORE, PERFORMANCE IS AT NAV. INSTITUTIONAL CLASS SHARES WOULD HAVE HAD DIFFERENT RETURNS DUE TO DIFFERENCES IN THE EXPENSE STRUCTURE OF THE INSTITUTIONAL CLASS.

     PLEASE NOTE THAT PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MORE RECENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. ALL RETURNS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE FULL REPORT FOR INFORMATION ON COMPARATIVE BENCHMARKS. PLEASE CONSULT YOUR FUND PROSPECTUS FOR MORE INFORMATION. FOR THE MOST CURRENT MONTH-END PERFORMANCE, PLEASE CALL 800-451-4246 OR VISIT AIMINVESTMENTS.COM.

NASDAQ SYMBOL                    IIMSX

                                   Over for information on your Fund's expenses.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

                       FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                  [YOUR GOALS.
                                 OUR SOLUTIONS.]          [AIM INVESTMENTS LOGO]
                           - REGISTERED TRADEMARK -     - REGISTERED TRADEMARK -


A I M INVESTMENTS.COM             I-MSE-INS-2           A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005, through February 28, 2006.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total return after expenses for the six months ended February 28, 2006, appears in the table on the front of this supplement.

     THE HYPOTHETICAL ACCOUNT VALUES AND EXPENSES MAY NOT BE USED TO ESTIMATE THE ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES YOU PAID FOR THE PERIOD. YOU MAY USE THIS INFORMATION TO COMPARE THE ONGOING COSTS OF INVESTING IN THE FUND AND OTHER FUNDS. TO DO SO, COMPARE THIS 5% HYPOTHETICAL EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES THAT APPEAR IN THE SHAREHOLDER REPORTS OF THE OTHER FUNDS.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                               ACTUAL                           HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

             BEGINNING ACCOUNT    ENDING ACCOUNT       EXPENSES    ENDING ACCOUNT      EXPENSES       ANNUALIZED
                   VALUE              VALUE          PAID DURING        VALUE         PAID DURING       EXPENSE
FUND             (9/1/05)          (2/28/06)/1/        PERIOD/2/      (2/28/06)         PERIOD/2/        RATIO
Institutional   $ 1,000.00          $ 1,077.70          $ 4.33       $ 1,020.63          $ 4.21           0.84%

/1/The actual ending account value is based on the actual total return of the Fund for the period September 1, 2005, through February 28, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended February 28, 2006, appears in the table on the front of this supplement.

/2/Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

AIMINVESTMENTS.COM              I-MSE-INS-2             A I M Distributors, Inc.

AIM MULTI-SECTOR FUND

SCHEDULE OF INVESTMENTS
February 28, 2006
(Unaudited)


                                                 SHARES         VALUE
         -----------------------------------------------------------------
         DOMESTIC COMMON STOCKS & OTHER
          EQUITY INTERESTS-80.63%

         ADVERTISING-1.86%
         Omnicom Group Inc.                       96,245    $    7,682,276
         -----------------------------------------------------------------

         APPAREL, ACCESSORIES & LUXURY
          GOODS-0.87%
         Polo Ralph Lauren Corp.                  62,020         3,594,679
         -----------------------------------------------------------------

         APPLICATION SOFTWARE-2.54%
         Adobe Systems Inc./(a)/                  88,496         3,417,715
         -----------------------------------------------------------------
         Amdocs Ltd.(a)                          123,900         4,103,568
         -----------------------------------------------------------------
         Cadence Design Systems, Inc./(a)/       169,365         3,006,229
         -----------------------------------------------------------------
                                                                10,527,512
         -----------------------------------------------------------------

         ASSET MANAGEMENT & CUSTODY
          BANKS-2.05%
         Bank of New York Co., Inc. (The)        115,400         3,951,296
         -----------------------------------------------------------------
         Federated Investors, Inc.-Class B        67,600         2,628,964
         -----------------------------------------------------------------
         State Street Corp.                       30,400         1,899,392
         -----------------------------------------------------------------
                                                                 8,479,652
         -----------------------------------------------------------------

         BIOTECHNOLOGY-2.10%
         Amgen Inc.(a)                            21,200         1,600,388
         -----------------------------------------------------------------
         Cubist Pharmaceuticals, Inc./(a)/        50,700         1,120,977
         -----------------------------------------------------------------
         Human Genome Sciences, Inc./(a)/        220,178         2,756,628
         -----------------------------------------------------------------
         PDL BioPharma Inc./(a)/                 102,186         3,199,444
         -----------------------------------------------------------------
                                                                 8,677,437
         -----------------------------------------------------------------

         BROADCASTING & CABLE TV-1.81%
         Cablevision Systems Corp.-Class A/(a)/  128,683         3,377,929
         -----------------------------------------------------------------
         Comcast Corp.-Class A/(a)/               71,029         1,905,708
         -----------------------------------------------------------------
         Liberty Media Corp.-Class A/(a)/        267,393         2,203,318
         -----------------------------------------------------------------
                                                                 7,486,955
         -----------------------------------------------------------------

         CASINOS & GAMING-2.55%
         Harrah's Entertainment, Inc.            116,810         8,400,975
         -----------------------------------------------------------------
         International Game Technology            59,806         2,139,261
         -----------------------------------------------------------------
                                                                10,540,236
         -----------------------------------------------------------------

         COMMUNICATIONS EQUIPMENT-3.67%
         Cisco Systems, Inc./(a)/                205,640         4,162,154
         -----------------------------------------------------------------
         Corning Inc./(a)/                       118,300         2,887,703
         -----------------------------------------------------------------
         Motorola, Inc.                           98,911         2,116,695
         -----------------------------------------------------------------
         QUALCOMM Inc.                            79,263         3,742,006
         -----------------------------------------------------------------
         Tellabs, Inc./(a)/                      153,868         2,260,321
         -----------------------------------------------------------------
                                                                15,168,879
         -----------------------------------------------------------------

         COMPUTER HARDWARE-0.95%
         Hewlett-Packard Co.                     119,399         3,917,481
         -----------------------------------------------------------------

                                                     SHARES      VALUE
     -------------------------------------------------------------------------
     COMPUTER STORAGE & PERIPHERALS-0.27%
     EMC Corp./(a)/                                   78,597 $    1,101,930
     -------------------------------------------------------------------------

     CONSUMER FINANCE-0.73%
     Capital One Financial Corp.                      34,300      3,004,680
     -------------------------------------------------------------------------

     DATA PROCESSING & OUTSOURCED
      SERVICES-0.95%
     First Data Corp.                                 87,271      3,938,540
     -------------------------------------------------------------------------

     DIVERSIFIED BANKS-2.37%
     Bank of America Corp.                            90,482      4,148,600
     -------------------------------------------------------------------------
     U.S. Bancorp                                     44,300      1,369,313
     -------------------------------------------------------------------------
     Wachovia Corp.                                   48,400      2,713,788
     -------------------------------------------------------------------------
     Wells Fargo & Co.                                24,400      1,566,480
     -------------------------------------------------------------------------
                                                                  9,798,181
     -------------------------------------------------------------------------

     DIVERSIFIED COMMERCIAL & PROFESSIONAL
      SERVICES-0.47%
     Cendant Corp.                                   117,754      1,957,071
     -------------------------------------------------------------------------

     HEALTH CARE EQUIPMENT-3.51%
     Biomet, Inc.                                     86,105      3,134,222
     -------------------------------------------------------------------------
     Mentor Corp.                                     86,525      3,724,036
     -------------------------------------------------------------------------
     Respironics, Inc./(a)/                           52,614      1,913,045
     -------------------------------------------------------------------------
     St. Jude Medical, Inc./(a)/                      47,000      2,143,200
     -------------------------------------------------------------------------
     Thermo Electron Corp./(a)/                       74,904      2,593,177
     -------------------------------------------------------------------------
     Wright Medical Group, Inc./(a)/                  52,355      1,012,022
     -------------------------------------------------------------------------
                                                                 14,519,702
     -------------------------------------------------------------------------

     HEALTH CARE FACILITIES-0.85%
     LifePoint Hospitals, Inc./(a)/                  113,097      3,512,793
     -------------------------------------------------------------------------

     HEALTH CARE SERVICES-2.60%
     Medco Health Solutions, Inc./(a)/                72,379      4,032,958
     -------------------------------------------------------------------------
     Omnicare, Inc.                                   71,316      4,339,578
     -------------------------------------------------------------------------
     Pharmaceutical Product Development, Inc.         34,100      2,373,019
     -------------------------------------------------------------------------
                                                                 10,745,555
     -------------------------------------------------------------------------

     HOME IMPROVEMENT RETAIL-0.48%
     Home Depot, Inc. (The)                           47,538      2,003,727
     -------------------------------------------------------------------------

     HOTELS, RESORTS & CRUISE LINES-3.92%
     Carnival Corp./(b)/                              86,514      4,468,448
     -------------------------------------------------------------------------
     Hilton Hotels Corp.                             126,741      3,067,132
     -------------------------------------------------------------------------
     Marriott International, Inc.-Class A             39,209      2,681,896
     -------------------------------------------------------------------------
     Royal Caribbean Cruises Ltd.                     38,892      1,713,581
     -------------------------------------------------------------------------
     Starwood Hotels & Resorts Worldwide, Inc./(c)/   67,786      4,304,411
     -------------------------------------------------------------------------
                                                                 16,235,468
     -------------------------------------------------------------------------

     INSURANCE BROKERS-0.72%
     Marsh & McLennan Cos., Inc.                      96,300      2,976,633
     -------------------------------------------------------------------------

AIM MULTI-SECTOR FUND

                                                      SHARES         VALUE
   ----------------------------------------------------------------------------

   INTEGRATED OIL & GAS-5.24%
   Chevron Corp.                                       74,000    $    4,179,520
   ----------------------------------------------------------------------------
   ConocoPhillips                                      70,000         4,267,200
   ----------------------------------------------------------------------------
   Exxon Mobil Corp.                                   65,000         3,859,050
   ----------------------------------------------------------------------------
   Murphy Oil Corp.                                   102,000         4,780,740
   ----------------------------------------------------------------------------
   Occidental Petroleum Corp.                          50,000         4,577,000
   ----------------------------------------------------------------------------
                                                                     21,663,510
   ----------------------------------------------------------------------------

   INTERNET SOFTWARE & SERVICES-2.01%
   Akamai Technologies, Inc./(a)/                     160,873         4,263,135
   ----------------------------------------------------------------------------
   Yahoo! Inc./(a)/                                   126,486         4,055,141
   ----------------------------------------------------------------------------
                                                                      8,318,276
   ----------------------------------------------------------------------------

   INVESTMENT BANKING & BROKERAGE-1.62%
   Merrill Lynch & Co., Inc.                           42,800         3,304,588
   ----------------------------------------------------------------------------
   Morgan Stanley                                      57,200         3,412,552
   ----------------------------------------------------------------------------
                                                                      6,717,140
   ----------------------------------------------------------------------------

   IT CONSULTING & OTHER SERVICES-0.47%
   Cognizant Technology Solutions Corp.-Class A/(a)/   33,600         1,935,696
   ----------------------------------------------------------------------------

   MANAGED HEALTH CARE-2.19%
   Aetna Inc.                                          60,998         3,110,898
   ----------------------------------------------------------------------------
   UnitedHealth Group Inc.                             60,374         3,515,578
   ----------------------------------------------------------------------------
   WellPoint, Inc./(a)/                                31,921         2,451,214
   ----------------------------------------------------------------------------
                                                                      9,077,690
   ----------------------------------------------------------------------------

   MOVIES & ENTERTAINMENT-2.46%
   News Corp.-Class A                                 314,111         5,113,727
   ----------------------------------------------------------------------------
   Time Warner Inc.                                   167,500         2,899,425
   ----------------------------------------------------------------------------
   Walt Disney Co. (The)                               76,640         2,145,154
   ----------------------------------------------------------------------------
                                                                     10,158,306
   ----------------------------------------------------------------------------

   MULTI-LINE INSURANCE-0.45%
   Hartford Financial Services Group, Inc. (The)       22,400         1,845,312
   ----------------------------------------------------------------------------

   OIL & GAS DRILLING-1.79%
   Noble Corp.                                         50,000         3,695,500
   ----------------------------------------------------------------------------
   Transocean Inc./(a)/                                50,000         3,709,000
   ----------------------------------------------------------------------------
                                                                      7,404,500
   ----------------------------------------------------------------------------

   OIL & GAS EQUIPMENT & SERVICES-4.00%
   Grant Prideco, Inc./(a)/                            95,000         3,844,650
   ----------------------------------------------------------------------------
   National-Oilwell Varco Inc./(a)/                    72,000         4,383,360
   ----------------------------------------------------------------------------
   Schlumberger Ltd.                                   35,000         4,025,000
   ----------------------------------------------------------------------------
   Weatherford International Ltd./(a)/                100,000         4,312,000
   ----------------------------------------------------------------------------
                                                                     16,565,010
   ----------------------------------------------------------------------------

   OIL & GAS EXPLORATION &
    PRODUCTION-2.94%
   Apache Corp.                                        60,000         4,015,200
   ----------------------------------------------------------------------------
   Barrett (Bill) Corp./(a)/                          114,442         3,790,319
   ----------------------------------------------------------------------------
   Cheniere Energy, Inc./(a)/                         110,000         4,361,500
   ----------------------------------------------------------------------------
                                                                     12,167,019
   ----------------------------------------------------------------------------

                                                SHARES         VALUE
          ------------------------------------------------------------------

          OIL & GAS REFINING & MARKETING-1.04%
          Valero Energy Corp.                    80,000    $    4,303,200
          ------------------------------------------------------------------

          OIL & GAS STORAGE &
           TRANSPORTATION-2.03%
          Kinder Morgan, Inc.                    45,000         4,175,100
          ------------------------------------------------------------------
          Williams Cos., Inc. (The)             195,000         4,206,150
          ------------------------------------------------------------------
                                                                8,381,250
          ------------------------------------------------------------------

          OTHER DIVERSIFIED FINANCIAL
           SERVICES-2.35%
          Citigroup Inc.                        109,600         5,082,152
          ------------------------------------------------------------------
          JPMorgan Chase & Co.                  112,976         4,647,833
          ------------------------------------------------------------------
                                                                9,729,985
          ------------------------------------------------------------------

          PHARMACEUTICALS-2.36%
          Pfizer Inc.                           135,868         3,558,383
          ------------------------------------------------------------------
          Sepracor Inc./(a)/                     50,987         2,922,065
          ------------------------------------------------------------------
          Wyeth                                  65,573         3,265,535
          ------------------------------------------------------------------
                                                                9,745,983
          ------------------------------------------------------------------

          PROPERTY & CASUALTY INSURANCE-1.88%
          ACE Ltd.                               50,900         2,836,657
          ------------------------------------------------------------------
          MBIA Inc.                              41,700         2,449,458
          ------------------------------------------------------------------
          St. Paul Travelers Cos., Inc. (The)    58,200         2,501,436
          ------------------------------------------------------------------
                                                                7,787,551
          ------------------------------------------------------------------

          REGIONAL BANKS-2.86%
          Cullen/Frost Bankers, Inc.             31,300         1,725,256
          ------------------------------------------------------------------
          Fifth Third Bancorp                   104,300         4,031,195
          ------------------------------------------------------------------
          North Fork Bancorp., Inc.              89,700         2,290,938
          ------------------------------------------------------------------
          SunTrust Banks, Inc.                   35,300         2,554,661
          ------------------------------------------------------------------
          Zions Bancorp.                         14,700         1,213,044
          ------------------------------------------------------------------
                                                               11,815,094
          ------------------------------------------------------------------

          SEMICONDUCTOR EQUIPMENT-1.98%
          Applied Materials, Inc.               178,717         3,277,670
          ------------------------------------------------------------------
          Lam Research Corp./(a)/               114,200         4,922,020
          ------------------------------------------------------------------
                                                                8,199,690
          ------------------------------------------------------------------

          SEMICONDUCTORS-3.86%
          Broadcom Corp.-Class A/(a)/           110,155         4,966,889
          ------------------------------------------------------------------
          Intersil Corp.-Class A                137,939         3,909,191
          ------------------------------------------------------------------
          Marvell Technology Group Ltd./(a)/     66,623         4,078,660
          ------------------------------------------------------------------
          Microchip Technology Inc.              86,085         3,030,192
          ------------------------------------------------------------------
                                                               15,984,932
          ------------------------------------------------------------------

          SPECIALIZED CONSUMER SERVICES-0.79%
          H&R Block, Inc.                       146,600         3,269,180
          ------------------------------------------------------------------

          THRIFTS & MORTGAGE FINANCE-3.04%
          Fannie Mae                             86,200         4,713,416
          ------------------------------------------------------------------
          Freddie Mac                            36,300         2,446,257
          ------------------------------------------------------------------
          Hudson City Bancorp, Inc.             221,100         2,854,401
          ------------------------------------------------------------------

AIM MULTI-SECTOR FUND

                                                            SHARES      VALUE
----------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-(CONTINUED)
PMI Group, Inc. (The)                                        58,800 $    2,546,040
----------------------------------------------------------------------------------
                                                                        12,560,114
----------------------------------------------------------------------------------
  Total Domestic Common Stocks & Other Equity
   Interests (Cost $299,146,585)                                       333,498,825
----------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
 INTERESTS-12.71%

BELGIUM-1.20%
Groupe Bruxelles Lambert S.A. (Multi-Sector Holdings)/(d)/   45,112      4,949,562
----------------------------------------------------------------------------------

CANADA-0.98%
Talisman Energy Inc. (Oil & Gas Exploration &
 Production)                                                 77,000      4,044,040
----------------------------------------------------------------------------------

DENMARK-0.57%
Novo Nordisk A.S. -ADR (Pharmaceuticals)                     40,000      2,354,000
----------------------------------------------------------------------------------

FINLAND-0.93%
Nokia Oyj -ADR (Communications Equipment)                   207,215      3,850,055
----------------------------------------------------------------------------------

FRANCE-1.19%
Accor S.A. (Hotels, Resorts & Cruise Lines)/(d)/             34,675      2,082,282
----------------------------------------------------------------------------------
Sanofi-Aventis -ADR (Pharmaceuticals)                        66,100      2,817,843
----------------------------------------------------------------------------------
                                                                         4,900,125
----------------------------------------------------------------------------------

GERMANY-0.50%
SAP A.G. -ADR (Application Software)                         40,800      2,084,880
----------------------------------------------------------------------------------

ISRAEL-0.84%
NICE Systems Ltd. -ADR (Communications
 Equipment)/(a)/                                             66,574      3,465,843
----------------------------------------------------------------------------------

JAPAN-1.17%
Astellas Pharma Inc. (Pharmaceuticals)/(d)/                  54,000      2,082,826
----------------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)/(d)/                       60,000      2,775,691
----------------------------------------------------------------------------------
                                                                         4,858,517
----------------------------------------------------------------------------------

MEXICO-0.92%
America Movil S.A. de C.V. -Series L -ADR (Wireless
 Telecommunication Services)                                109,576      3,805,575
----------------------------------------------------------------------------------

SWITZERLAND-1.64%
Novartis A.G. -ADR (Pharmaceuticals)                         63,488      3,380,736
----------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)/(d)/                    23,116      3,414,590
----------------------------------------------------------------------------------
                                                                         6,795,326
----------------------------------------------------------------------------------

UNITED KINGDOM-2.77%
BP PLC -ADR (Integrated Oil & Gas)                           60,000      3,985,200
----------------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)                          132,400      2,034,505
----------------------------------------------------------------------------------
InterContinental Hotels Group PLC (Hotels, Resorts &
 Cruise Lines)/(d)/                                         214,244      3,294,230
----------------------------------------------------------------------------------
WPP GROUP PLC (Advertising)/(d)/                            185,972      2,157,928
----------------------------------------------------------------------------------
                                                                        11,471,863
----------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests
   (Cost $45,151,983)                                                   52,579,786
----------------------------------------------------------------------------------

                                                       SHARES       VALUE
  -------------------------------------------------------------------------------
  MONEY MARKET FUND-6.44%
  Premier Portfolio -Institutional Class/(e)/        26,625,436 $   26,625,436
  -------------------------------------------------------------------------------
      Total Money Market Funds (Cost $26,625,436)                   26,625,436
  -------------------------------------------------------------------------------
  TOTAL INVESTMENTS-99.78% (Cost $370,924,004)                     412,704,047
  -------------------------------------------------------------------------------
  OTHER ASSETS LESS LIABILITIES-0.22%                                  891,829
  -------------------------------------------------------------------------------
  NET ASSETS-100.00%                                            $  413,595,876
  -------------------------------------------------------------------------------

Investment Abbreviations:
ADR -- American Depositary Receipt
Notes to Schedule of Investments:
/(a)/Non-income producing security.
/(b)/Each unit represents one common share and one trust share.
/(c)/Each unit represents one common share and one Class B share.
/(d)/In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at February 28, 2006 was $20,757,109, which represented 5.02% of the Fund's Net Assets. See Note 1A.
/(e)/The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

AIM MULTI-SECTOR FUND

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2006
(Unaudited)


ASSETS:
Investments, at value (cost $344,298,568)                           $386,078,611
---------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $26,625,436)       26,625,436
---------------------------------------------------------------------------------
    Total investments (cost $370,924,004)                            412,704,047
---------------------------------------------------------------------------------
Foreign currencies, at value (cost $2)                                     2,252
---------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                     8,042,111
---------------------------------------------------------------------------------
  Dividends                                                              463,846
---------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          8,512
---------------------------------------------------------------------------------
Other assets                                                              71,592
---------------------------------------------------------------------------------
    Total assets                                                     421,292,360
---------------------------------------------------------------------------------

LIABILITIES:
Payables for:
  Investments purchased                                                7,187,106
---------------------------------------------------------------------------------
  Fund shares reacquired                                                 284,169
---------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                      11,162
---------------------------------------------------------------------------------
Accrued distribution fees                                                121,934
---------------------------------------------------------------------------------
Accrued trustees' and officer's fees and benefits                          2,512
---------------------------------------------------------------------------------
Accrued transfer agent fees                                               43,323
---------------------------------------------------------------------------------
Accrued operating expenses                                                46,278
---------------------------------------------------------------------------------
    Total liabilities                                                  7,696,484
---------------------------------------------------------------------------------
Net assets applicable to shares outstanding                         $413,595,876
---------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Shares of beneficial interest                                       $365,721,046
---------------------------------------------------------------------------------
Undistributed net investment income (loss)                              (668,121)
---------------------------------------------------------------------------------
Undistributed net realized gain from investment securities, foreign
 currencies and option contracts                                       6,761,178
---------------------------------------------------------------------------------
Unrealized appreciation from investment securities and foreign
 currencies                                                           41,781,773
---------------------------------------------------------------------------------
                                                                    $413,595,876
---------------------------------------------------------------------------------


          NET ASSETS:
          Class A                                         $233,681,989
          ------------------------------------------------------------
          Class B                                         $ 56,663,768
          ------------------------------------------------------------
          Class C                                         $ 54,796,402
          ------------------------------------------------------------
          Institutional Class                             $ 68,453,717
          ------------------------------------------------------------

          SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
           UNLIMITED NUMBER OF SHARES AUTHORIZED:
          Class A                                            9,170,946
          ------------------------------------------------------------
          Class B                                            2,281,504
          ------------------------------------------------------------
          Class C                                            2,207,203
          ------------------------------------------------------------
          Institutional Class                                2,661,281
          ------------------------------------------------------------
          Class A:
            Net asset value per share                     $      25.48
          ------------------------------------------------------------
            Offering price per share:
              (Net asset value of $25.48 / 94.50%)        $      26.96
          ------------------------------------------------------------
          Class B:
            Net asset value and offering price per share  $      24.84
          ------------------------------------------------------------
          Class C :
            Net asset value and offering price per share  $      24.83
          ------------------------------------------------------------
          Institutional Class :
            Net asset value and offering price per share  $      25.72
          ------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MULTI-SECTOR FUND

STATEMENT OF OPERATIONS
For the six months ended February 28, 2006
(Unaudited)


INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $27,402)                                                    $ 1,499,245
---------------------------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                                                 431,900
---------------------------------------------------------------------------------------------------------------------
    Total investment income                                                                                1,931,145
---------------------------------------------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                                                              1,076,655
---------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                                                  47,894
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                                27,124
---------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                                    191,569
---------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                    191,084
---------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                    200,355
---------------------------------------------------------------------------------------------------------------------
Transfer agent fees-A, B and C                                                                               218,356
---------------------------------------------------------------------------------------------------------------------
Transfer agent fees-Institutional                                                                              1,879
---------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                                     11,417
---------------------------------------------------------------------------------------------------------------------
Other                                                                                                        123,706
---------------------------------------------------------------------------------------------------------------------
    Total expenses                                                                                         2,090,039
---------------------------------------------------------------------------------------------------------------------
Less:Fees waived and expense offset arrangements                                                             (91,652)
---------------------------------------------------------------------------------------------------------------------
    Net expenses                                                                                           1,998,387
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                                 (67,242)
---------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:
Net realized gain (loss) from:
  Investment securities                                                                                    8,137,056
---------------------------------------------------------------------------------------------------------------------
  Foreign currencies                                                                                             (23)
---------------------------------------------------------------------------------------------------------------------
  Option contracts written                                                                                     1,081
---------------------------------------------------------------------------------------------------------------------
                                                                                                           8,138,114
---------------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                                                   13,305,629
---------------------------------------------------------------------------------------------------------------------
  Foreign currencies                                                                                           1,143
---------------------------------------------------------------------------------------------------------------------
                                                                                                          13,306,772
---------------------------------------------------------------------------------------------------------------------
Net gain from investment securities, foreign currencies and option contracts                              21,444,886
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                     $21,377,644
---------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MULTI-SECTOR FUND

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2006 and the year ended August 31, 2005 (Unaudited)


                                                                                                                   FEBRUARY 28,
                                                                                                                       2006
---------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                                                     $    (67,242)
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain on investment securities, foreign currencies and option contracts                                 8,138,114
---------------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment securities and foreign currencies                              13,306,772
---------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                                             21,377,644
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                                                            (3,186,342)
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                              (821,953)
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                              (845,546)
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                                (1,117,667)
---------------------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                                              (5,971,508)
---------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                           125,659,677
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                            29,807,568
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                            22,796,143
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                                19,643,616
---------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from share transactions                                                    197,907,004
---------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets                                                                                      213,313,140
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                               200,282,736
---------------------------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income (loss) of $(668,121) and $(600,879), respectively)  $413,595,876
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    AUGUST 31,
                                                                                                                       2005
--------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                                                                                     $   (405,862)
--------------------------------------------------------------------------------------------------------------------------------
  Net realized gain on investment securities, foreign currencies and option contracts                                 5,142,329
--------------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment securities and foreign currencies                              23,064,154
--------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                                             27,800,621
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                                                            (1,155,863)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                              (349,728)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                              (503,792)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                                  (427,762)
--------------------------------------------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions                                                              (2,437,145)
--------------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                                            49,177,390
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                            10,356,674
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                             9,037,080
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                                                33,090,929
--------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from share transactions                                                    101,662,073
--------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets                                                                                      127,025,549
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                                73,257,187
--------------------------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income (loss) of $(668,121) and $(600,879), respectively)  $200,282,736
--------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
February 28, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Multi-Sector Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek capital growth.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued based on the basis of prices furnished by

AIM MULTI-SECTOR FUND

   independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.
     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

AIM MULTI-SECTOR FUND

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
J. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.
K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.75% of the Fund's average daily net assets. Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

              AVERAGE NET ASSETS                             RATE
              ----------------------------------------------------
              First $250 million                            0.695%
              ----------------------------------------------------
              Next $250 million                              0.67%
              ----------------------------------------------------
              Next $500 million                             0.645%
              ----------------------------------------------------
              Next $1.5 billion                              0.62%
              ----------------------------------------------------
              Next $2.5 billion                             0.595%
              ----------------------------------------------------
              Next $2.5 billion                              0.57%
              ----------------------------------------------------
              Next $2.5 billion                             0.545%
              ----------------------------------------------------
              Over $10 billion                               0.52%
              ----------------------------------------------------

  AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.90%, 2.65%, 2.65% and 1.65% of average daily net assets, respectively, through August 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses to exceed the numbers reflected above: (i) interest;
(ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used

AIM MULTI-SECTOR FUND

to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.
  For the six months ended February 28, 2006, AIM waived fees of $85,654.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended February 28, 2006, AIM was paid $47,894.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended February 28, 2006, the Fund paid AISI $218,356 for Class A, Class B and Class C share classes and $1,879 for Institutional Class shares.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended February 28, 2006, the Class A, Class B and Class C shares paid $191,569, $191,084 and $200,355, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2006, ADI advised the Fund that it retained $161,971 in front-end sales commissions from the sale of Class A shares and $13, $9,813 and $2,698 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the six months ended February 28, 2006.

                                                                                CHANGE IN
                                                                                UNREALIZED                        REALIZED
                                        VALUE      PURCHASES      PROCEEDS     APPRECIATION    VALUE     DIVIDEND   GAIN
FUND                                   08/31/05     AT COST      FROM SALES   (DEPRECIATION)  02/28/06    INCOME   (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Premier Portfolio-Institutional Class $11,751,781 $175,598,685 $(160,725,030)      $--       $26,625,436 $431,900   $--
--------------------------------------------------------------------------------------------------------------------------

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended
February 28, 2006, the Fund engaged in securities purchases of $4,059,006.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended February 28, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $5,998.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include

AIM MULTI-SECTOR FUND

amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2006, the Fund paid legal fees of $2,825 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.
  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.
  During the six months ended February 28, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--OPTION CONTRACTS WRITTEN

                        TRANSACTIONS DURING THE PERIOD
                    -----------------------------------------
                                        CALL OPTION CONTRACTS
                                        --------------------
                                         NUMBER
                                           OF      PREMIUMS
                                        CONTRACTS  RECEIVED
                    -----------------------------------------
                    Beginning of period     --     $     --
                    -----------------------------------------
                    Written                247       54,483
                    -----------------------------------------
                    Closed                (142)     (33,829)
                    -----------------------------------------
                    Exercised              (69)     (16,380)
                    -----------------------------------------
                    Expired                (36)      (4,274)
                    -----------------------------------------
                    End of period           --     $     --
                    -----------------------------------------

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  The Fund did not have a capital loss carryforward as of August 31, 2005.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended February 28, 2006 was $249,607,128 and $74,749,707, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
   ------------------------------------------------------------------------------
   Aggregate unrealized appreciation of investment securities      $44,828,574
   ------------------------------------------------------------------------------
   Aggregate unrealized (depreciation) of investment securities     (3,730,349)
   ------------------------------------------------------------------------------
   Net unrealized appreciation of investment securities            $41,098,225
   ------------------------------------------------------------------------------
   Cost of investments for tax purposes is $371,605,822.

AIM MULTI-SECTOR FUND


NOTE 11--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                       CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED            YEAR ENDED
                                                             FEBRUARY 28, 2006         AUGUST 31, 2005
                                                          -----------------------  -----------------------
                                                            SHARES      AMOUNT       SHARES      AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                 5,350,002  $133,241,441  2,568,857  $ 58,603,180
-----------------------------------------------------------------------------------------------------------
  Class B                                                 1,324,113    32,186,966    583,081    12,866,193
-----------------------------------------------------------------------------------------------------------
  Class C                                                 1,009,434    24,509,046    557,857    12,237,487
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                       765,907    19,133,184  1,592,889    34,906,396
-----------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                   121,058     3,010,716     52,557     1,122,610
-----------------------------------------------------------------------------------------------------------
  Class B                                                    31,284       759,564     15,617       327,956
-----------------------------------------------------------------------------------------------------------
  Class C                                                    32,770       795,338     22,735       477,202
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                        44,564     1,117,667     19,961       427,762
-----------------------------------------------------------------------------------------------------------
Automatic conversion of Class B shares to Class A shares:
  Class A                                                    23,303       583,483      7,277       161,392
-----------------------------------------------------------------------------------------------------------
  Class B                                                   (23,868)     (583,483)    (7,415)     (161,392)
-----------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                  (451,378)  (11,175,963)  (492,281)  (10,709,792)
-----------------------------------------------------------------------------------------------------------
  Class B                                                  (105,344)   (2,555,479)  (124,322)   (2,676,083)
-----------------------------------------------------------------------------------------------------------
  Class C                                                  (103,500)   (2,508,241)  (172,554)   (3,677,609)
-----------------------------------------------------------------------------------------------------------
  Institutional Class                                       (24,541)     (607,235)   (99,260)   (2,243,229)
-----------------------------------------------------------------------------------------------------------
                                                          7,993,804  $197,907,004  4,524,999  $101,662,073
-----------------------------------------------------------------------------------------------------------

/(a)/There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 16% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 16% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

AIM MULTI-SECTOR FUND


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                            -----------------------------------------------------
                                                                                                         SEPTEMBER 3,
                                                                                                          2002 (DATE
                                                              SIX MONTHS                                  OPERATIONS
                                                                ENDED                YEAR ENDED           COMMENCED)
                                                             FEBRUARY 28,            AUGUST 31,               TO
                                                                 2006        ------------------------     AUGUST 31,
                                                            ------------           2005         2004         2003
-------------------------------------------------------------                ---------------------------
Net asset value, beginning of period                          $  24.16       $ 19.37          $ 18.32     $ 15.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.01/(a)/    (0.05)/(a)(b)/   (0.12)      (0.13)/(a)/
------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.80          5.40             1.84        3.45
------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                              1.81          5.35             1.72        3.32
------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                       (0.49)        (0.56)           (0.67)         --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  25.48       $ 24.16          $ 19.37     $ 18.32
------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                 7.53%        28.01%            9.47%      22.13%
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $233,682       $99,721          $38,578     $25,935
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.28%/(d)/    1.53%            1.85%       1.97%/(e)/
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.34%/(d)/    1.59%            1.88%       1.97%/(e)/
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets       0.08%/(d)/   (0.25)%/(b)/     (0.73)%     (0.85)%/(e)/
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                        28%           63%             161%        115%
------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.06) and (0.30)%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of
     $154,525,260.
/(e)/Annualized.
/(f)/Not annualized for periods less than one year.

AIM MULTI-SECTOR FUND

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS B
                                                            ------------------------------------------------------
                                                                                                         SEPTEMBER 3,
                                                                                                          2002 (DATE
                                                              SIX MONTHS                                  OPERATIONS
                                                                ENDED                YEAR ENDED           COMMENCED)
                                                             FEBRUARY 28,            AUGUST 31,               TO
                                                                 2006        -------------------------    AUGUST 31,
                                                            ------------           2005          2004        2003
-------------------------------------------------------------                ----------------------------
Net asset value, beginning of period                          $ 23.64        $ 19.09           $ 18.19      $15.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.08)/(a)/    (0.20)/(a)(b)/    (0.24)      (0.07)/(a)/
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         1.77           5.31              1.81        3.26
-------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                             1.69           5.11              1.57        3.19
-------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                      (0.49)         (0.56)            (0.67)         --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 24.84        $ 23.64           $ 19.09      $18.19
-------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                7.19%         27.15%             8.70       21.27%
-------------------------------------------------------------------------------------------------------------------------
Ratio/supplemental data:
Net assets, end of period (000s omitted)                      $56,664        $24,953          '$11,233      $8,278
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.03%/(d)/     2.20%             2.56%       2.76%/(e)/
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.09%/(d)/     2.26%             2.59%       2.85%/(e)/
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets     (0.67)%/(d)/   (0.92)%/(b)/      (1.44)%     (1.63)%/(e)/
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                       28%            63%              161%        115%
-------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.21) and (0.97)%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $38,533,433. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

AIM MULTI-SECTOR FUND

                                                                                      CLASS C
                                                            -----------------------------------------------------
                                                                                                         SEPTEMBER 3,
                                                                                                          2002 (DATE
                                                              SIX MONTHS                                  OPERATIONS
                                                                ENDED                YEAR ENDED           COMMENCED)
                                                             FEBRUARY 28,            AUGUST 31,               TO
                                                                 2006        ------------------------     AUGUST 31,
                                                            ------------           2005         2004         2003
-------------------------------------------------------------                ---------------------------
Net asset value, beginning of period                          $ 23.63        $ 19.09          $ 18.17     $ 15.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.08)/(a)/    (0.20)/(a)(b)/   (0.22)      (0.04)/(a)/
------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         1.77           5.30             1.81        3.21
------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                             1.69           5.10             1.59        3.17
------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                      (0.49)         (0.56)           (0.67)         --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 24.83        $ 23.63          $ 19.09     $ 18.17
------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                7.19%         27.10%            8.82%      21.13%
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $54,796        $29,981          $16,424     $10,302
------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.03%/(d)/     2.20%            2.52%       2.76%/(e)/
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.09%/(d)/     2.26%            2.56%       2.84%/(e)/
------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets     (0.67)%/(d)/   (0.92)%/(b)/     (1.40)%     (1.64)%/(e)/
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                       28%            63%             161%        115%
------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.21) and (0.97)%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized based on average daily net assets of $40,403,095. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

AIM MULTI-SECTOR FUND

                                                                                 INSTITUTIONAL CLASS
                                                                   -----------------------------------------
                                                                                                       MAY 3,
                                                                                                     2004 (DATE
                                                                                                       SALES
                                                                    SIX MONTHS          YEAR         COMMENCED)
                                                                      ENDED            ENDED             TO
                                                                   FEBRUARY 28,      AUGUST 31,      AUGUST 31,
                                                                       2006             2005            2004
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 24.33        $ 19.41           $19.94
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          0.06/(a)/      0.06/(a)(b)/    (0.01)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)       1.82           5.42            (0.52)
-------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                    1.88           5.48            (0.53)
-------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains                             (0.49)         (0.56)              --
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 25.72        $ 24.33           $19.41
-------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                                       7.77%         28.64%           (2.66)%
-------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $68,454        $45,628           $7,023
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                        0.84%/(d)/     1.02%            1.28%/(e)/
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                     0.90%/(d)/     1.08%            1.28%/(e)/
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             0.50%/(d)/     0.26%/(b)/      (0.16)%/(e)/
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                              28%            63%             161%
-------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets included a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.05 and 0.21%, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $56,025,704. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action
No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code (S) 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.
  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor

AIM MULTI-SECTOR FUND
directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.
  On October 19, 2005, the WVAG lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.
  On August 30, 2005, the West Virginia Office of the State Auditor--Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.
  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:
     . that the defendants permitted improper market timing and related activity in the AIM Funds;
     .   that certain AIM Funds inadequately employed fair value pricing;
     . that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and
     . that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.
  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under
Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under
Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit.
  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that:
(i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA (S) 502(a)(2); (ii) plaintiff lacks standing under ERISA (S) 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP; (iv) the motion is denied as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. Judge Motz requested that the parties submit proposed orders within 30 days of the opinion implementing his rulings.
  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

*    *    *    *    *    *    *    *    *    *    *    *    *    *    *    *
As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM MULTI-SECTOR FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES    OFFICERS                                                  OFFICE OF THE FUND
Bob R. Baker         Robert H. Graham                                          11 Greenway Plaza
                     President and Principal Executive Officer                 Suite 100
Frank S. Bayley                                                                Houston, TX 77046-1173
                     Mark H. Williamson
James T. Bunch       Executive Vice President                                  INVESTMENT ADVISOR

Bruce L. Crockett    Todd L. Spillane                                          A I M Advisors, Inc.
Chair                Chief Compliance Officer                                  11 Greenway Plaza
                                                                               Suite 100
Albert R. Dowden     Russell C. Burk                                           Houston, TX 77046-1173
                     Senior Vice President and Senior Officer
Edward K. Dunn, Jr.                                                            TRANSFER AGENT
                     John M. Zerr
Jack M. Fields       Senior Vice President, Secretary and Chief Legal Officer  AIM Investment Services, Inc.
                                                                               P.O. Box 4739
Carl Frischling      Sidney M. Dilgren                                         Houston, TX 77210-4739
                     Vice President, Treasurer and Principal Financial Officer
Robert H. Graham                                                               CUSTODIAN
Vice Chair           Lisa O. Brinkley
                     Vice President                                            State Street Bank and Trust Company
Prema Mathai-Davis                                                             225 Franklin Street
                     Kevin M. Carome                                           Boston, MA 02110-2801
Lewis F. Pennock     Vice President
                                                                               COUNSEL TO THE FUND
Ruth H. Quigley      J. Philip Ferguson
                     Vice President                                            Ballard Spahr
Larry Soll                                                                     Andrews & Ingersoll, LLP
                     Karen Dunn Kelley                                         1735 Market Street, 51st Floor
Raymond Stickel, Jr. Vice President                                            Philadelphia, PA 19103-7599

Mark H. Williamson                                                             COUNSEL TO THE INDEPENDENT TRUSTEES

                                                                               Kramer, Levin, Naftalis & Frankel LLP
                                                                               1177 Avenue of the Americas
                                                                               New York, NY 10036-2714

                                                                               DISTRIBUTOR

                                                                               A I M Distributors, Inc.
                                                                               11 Greenway Plaza
                                                                               Suite 100
                                                                               Houston, TX 77046-1173

DOMESTIC EQUITY                           SECTOR EQUITY

AIM Basic Balanced Fund*                  AIM Advantage Health Sciences Fund
AIM Basic Value Fund                      AIM Energy Fund
AIM Capital Development Fund              AIM Financial Services Fund
AIM Charter Fund                          AIM Global Health Care Fund
AIM Constellation Fund                    AIM Global Real Estate Fund
AIM Diversified Dividend Fund             AIM Gold & Precious Metals Fund
AIM Dynamics Fund                         AIM Leisure Fund
AIM Large Cap Basic Value Fund            AIM Multi-Sector Fund
AIM Large Cap Growth Fund                 AIM Real Estate Fund/1/
AIM Mid Cap Basic Value Fund              AIM Technology Fund
AIM Mid Cap Core Equity Fund              AIM Utilities Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                            FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund                    TAXABLE
AIM Select Equity Fund
AIM Small Cap Equity Fund                 AIM Enhanced Short-Term Bond Fund
AIM Small Cap Growth Fund                 AIM Floating Rate Fund
AIM Structured Core Fund                  AIM High Yield Fund
AIM Structured Growth Fund                AIM Income Fund
AIM Structured Value Fund                 AIM Intermediate Government Fund
AIM Summit Fund                           AIM International Bond Fund
AIM Trimark Endeavor Fund                 AIM Limited Maturity Treasury Fund
AIM Trimark Small Companies Fund          AIM Money Market Fund
                                          AIM Short Term Bond Fund
*Domestic equity and income fund          AIM Total Return Bond Fund
                                          Premier Portfolio
                                          Premier U.S. Government Money
INTERNATIONAL/GLOBAL EQUITY               Portfolio

AIM Asia Pacific Growth Fund              TAX-FREE
AIM China Fund
AIM Developing Markets Fund               AIM High Income Municipal Fund/1/
AIM European Growth Fund                  AIM Municipal Bond Fund
AIM European Small Company Fund/1/        AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund         AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                    Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund                     AIM ALLOCATION SOLUTIONS
AIM Japan Fund
AIM International Core Equity Fund        AIM Conservative Allocation Fund
AIM International Growth Fund             AIM Growth Allocation Fund/2/
AIM International Small Company Fund/1/   AIM Moderate Allocation Fund
AIM Trimark Fund                          AIM Moderate Growth Allocation Fund
                                          AIM Moderately Conservative Allocation
                                           Fund

                                          DIVERSIFIED PORTFOLIOS

                                          AIM Income Allocation Fund
                                          AIM International Allocation Fund

/1/This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

/2/Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

     Shareholders approved the reorganization of the following funds to be effective on or about March 27, 2006: AIM Aggressive Growth Fund into AIM Constellation Fund, AIM Weingarten Fund into AIM Constellation Fund and AIM Blue Chip Fund into AIM Large Cap Growth Fund.

     Shareholders approved the reorganization of the following funds to be effective on or about April 10, 2006: AIM Mid Cap Growth Fund into AIM Dynamics Fund, AIM Small Company Growth Fund into AIM Small Cap Growth Fund and AIM Premier Equity Fund into AIM Charter Fund.

     If used after June 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M MANAGEMENT GROUP INC. HAS PROVIDED LEADERSHIP IN THE INVESTMENT MANAGEMENT INDUSTRY SINCE 1976 AND MANAGES $128 BILLION IN ASSETS. AIM IS A SUBSIDIARY OF AMVESCAP PLC, ONE OF THE WORLD'S LARGEST INDEPENDENT FINANCIAL SERVICES COMPANIES WITH $386 BILLION IN ASSETS UNDER MANAGEMENT. DATA AS OF DECEMBER 31, 2005.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.

AIMinvestments.com              I-MSE-SAR-1             A I M Distributors, Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

Mutual    Retirement   Annuities   College   Separately    Offshore   Cash
Funds     Products                 Savings   Managed       Products   Management
                                   Plans     Accounts

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

ITEM 2. CODE OF ETHICS.

          There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"). Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 21, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust

By: /s/ Robert H. Graham
    ---------------------------
    Robert H. Graham
    Principal Executive Officer

Date: May 8, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert H. Graham
    ---------------------------
    Robert H. Graham
    Principal Executive Officer

Date: May 8, 2006

By: /s/ Sidney M. Dilgren
    ---------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: May 8, 2006

                                  EXHIBIT INDEX

12(a) (1)   Not applicable.

12(a) (2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
            Company Act of 1940.

12(a) (3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.